TABLE OF CONTENTS

   USAA Family of Funds                                            1
   Message from the President                                      2
   Investment Review:
      Long-Term Fund                                               4
      Intermediate-Term Fund                                       8
      Short-Term Fund                                             13
      Tax Exempt Money Market Fund                                18
   Financial Information:
      Statements of Assets and Liabilities                        22
      Portfolios of Investments in Securities:
         Long-Term Fund                                           25
         Intermediate-Term Fund                                   32
         Short-Term Fund                                          44
         Tax Exempt Money Market Fund                             52
      Notes to Portfolios of Investments in Securities            62
      Statements of Operations                                    63
      Statements of Changes in Net Assets                         64
      Notes to Financial Statements                               66


                             IMPORTANT INFORMATION

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are "streamlined." One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Funds.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

                  USAA Investment Management Company
                  Attn: Report Mail
                  9800 Fredericksburg Road
                  San Antonio, TX 78284-8916

or phone a Mutual Fund Representative at 1-800-531-8448 during business hours.

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the USAA Tax Exempt Fund, Inc., managed by USAA Investment Management Company (IMCO). It may be used as sales literature only when preceded or accompanied by a current prospectus which gives further details about the funds.

USAA with  the  eagle is registered in  the   U.S. Patent  &  Trademark  Office.
(Copyright)1997,  USAA.  All  rights reserved.

                  USAA Family of Funds Performance Summary
If you own only one or two USAA funds, you may not be aware of the performance of our other funds. This summary is a snapshot of the performance of all 35 funds by investment objective as of September 30, 1997.


           Investment                   Inception             Average Annual Total Return(%)*
            Objective                     Date        1 year      5 years    10 years    Since Inception
CAPITAL APPRECIATION
  Aggressive Growth                     10/19/81       12.97       22.01       12.58          -
  Emerging Markets(1)                    11/7/94       17.80        -           -             9.18
  First Start Growth                      8/1/97        -           -           -            -0.70
  Gold(1)                                8/15/84      -15.16        3.76       -6.42          -
  Growth                                  4/5/71       34.93       18.50       12.42          -
  Growth & Income                         6/1/93       37.04        -           -            19.40
  International(1)                       7/11/88       26.99       17.03        -            11.90
  S&P 500 Index(4)+                       5/1/96       40.33        -           -            32.89
  Science & Technology(5)                 8/1/97        -           -           -            -2.00
  World Growth(1)                        10/1/92       28.41       15.94        -            15.94


ASSET ALLOCATION
  Balanced Strategy(1)                    9/1/95       26.23        -           -            16.92
  Cornerstone Strategy(1)                8/15/84       26.15       15.31        9.33          -
  Growth and Tax Strategy(2)**           1/11/89       18.12       11.73        -            10.69
  Growth Strategy(1)                      9/1/95       26.54        -           -            24.91
  Income Strategy                         9/1/95       18.42        -           -            11.85


INCOME--TAXABLE
  GNMA                                    2/1/91       10.02        6.70        -             7.81
  Income                                  3/4/74       11.55        7.35       10.31          -
  Income Stock                            5/4/87       31.46       16.04       13.55          -
  Short-Term Bond                         6/1/93        8.07        -           -             5.92


INCOME--TAX EXEMPT
  Long-Term(2)**                         3/19/82       10.02        6.87        8.85          -
  Intermediate-Term(2)**                 3/19/82        9.07        6.89        8.05          -
  Short-Term(2)**                        3/19/82        5.95        4.89        5.81          -
  California Bond(2)**                    8/1/89        9.85        7.43        -             7.81
  Florida Tax-Free Income(2)**           10/1/93       10.18        -           -             4.88
  New York Bond(2)**                    10/15/90        9.69        6.58        -             8.49
  Texas Tax-Free Income(2)**              8/1/94       10.30        -           -             9.56
  Virginia Bond(2)**                    10/15/90        8.92        7.12        -             8.26


MONEY MARKET
  Money Market(3)                         2/2/81        5.32        4.58        5.77          -
  Tax Exempt Money Market(2),(3)**        2/6/84        3.39        3.06        4.13          -
  Treasury Money Market Trust(3)          2/1/91        5.16        4.38        -             4.41
  California Money Market(2),(3)**        8/1/89        3.30        2.98        -             3.61
  Florida Tax-Free Money
     Market(2),(3)**                     10/1/93        3.28        -           -             3.06
  New York Money Market(2),(3)**        10/15/90        3.22        2.85        -             3.09
  Texas Tax-Free Money Market(2),(3)**    8/1/94        3.36        -           -             3.33
  Virginia Money Market(2),(3)**        10/15/90        3.26        2.90        -             3.21


Non-deposit investment products offered by USAA Investment Management Company are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, USAA Federal Savings Bank, and are subject to investment risks, including possible loss of the principal amount invested.
For more complete information about the mutual funds managed and distributed by USAA IMCO, including charges and expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.

(1) Foreign investing is subject to additional risks, which are discussed in the funds' prospectuses.
(2) Some income may be subject to state or local taxes or the federal alternative minimum tax.
(3) An investment in a money market fund is neither insured nor guaranteed by the U.S. government and there is no assurance that any of the funds will be able to maintain a stable net asset value of $1 per share.
(4) S&P 500(Registered Trademark) is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The product is not sponsored, sold or
    promoted   by   Standard  &   Poor's,   and  Standard  &  Poor's  makes  no
    representation regarding the advisability of investing in the product.
(5) This Fund may be more volatile than a fund that diversifies across many industries.
* Total return equals income return plus share price change and assumes reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.
** IRAs are not available for tax-exempt funds. The Growth and Tax Strategy Fund is not available as an investment for your IRA because the majority of its income is tax-exempt. California, Florida, New York, Texas, and Virginia funds available to residents only.
+  Includes the $10 annual account maintenance fee through December 31, 1996.

                       MESSAGE FROM THE PRESIDENT

We recently received a bit of good news.

It is that all eight of the tax-exempt bond funds which we offer, the Long-Term, Intermediate-Term and Short-Term Funds, plus our five state-specific bond funds, have been awarded five-star ratings by Morningstar for the one-year period ended September 30, 1997.* We are pleased with this achievement, mainly because of what it confirms. To understand that, let's talk about what these ratings mean.





                           EIGHT IS GREAT!

                  USAA's eight Tax-Exempt Bond Funds
               all receive Morningstar's 5 star rating
   in the municipal bond funds category for the year ended 9-30-97.*



       FUND                                1 YEAR     3 YEAR      5 YEAR     10 YEAR
-------------------------------------------------------------------------------------
USAA Tax Exempt Intermediate-Term Fund      *****       5*          5*          5*
USAA Tax Exempt Short-Term Fund             *****       5*          5*          5*
USAA Virginia Bond Fund**                   *****       5*          5*
USAA Tax Exempt Long-Term Fund              *****       5*          4*          4*
USAA California Bond Fund**                 *****       5*          4*
USAA New York Bond Fund**                   *****       5*          3*
USAA Texas Tax-Free Income Fund**           *****       5*
USAA Florida Tax-Free Income Fund**         *****       4*

Total Funds rated:                          1,760     1,374         668        326



Past performance is no guarantee of future results.
* Morningstar proprietary ratings reflect historical risk-adjusted performance through 9/30/97. The ratings are subject to change monthly. Morningstar ratings are calculated from the Fund's 3-, 5-, and 10-year average annual total returns (with fee adjustments) in excess of 90-day Treasury bill returns, and a risk factor that reflects fund performance below 90-day Treasury bill returns. There is a three-year minimum performance requirement before a fund is rated. The one-year rating is calculated using the same methodology, but is not a component of the overall rating. Overall rating is a weighted average of a fund's 3-, 5-, and 10-year ratings, when applicable. Among 1,374 municipal bond funds, the USAA Tax Exempt Intermediate-Term, Short-Term, Texas Tax-Free Income, and Virginia Bond Funds received overall ratings of 5 stars. The USAA Tax Exempt Long-Term, California Bond, New York Bond, and Florida Tax-Free Income Funds received overall ratings of 4 stars. The top ten percent of the funds in a rating category receive five stars and the next 22.5% receive four stars.

** These funds are only available for residents in these states.

(Photograph of the President, Michael J. C. Roth, appears here.)

There are some standard words which you will see commonly published along with any reference to Morningstar ratings. They are what we call a legend and they include this; "Morningstar proprietary ratings reflect historical risk-adjusted performance through [date]. The ratings are subject to change monthly..." At many conferences I have attended, I have heard Morningstar executives emphasize the point that their ratings are historically based and that they are not predictive. In other words they tell you who did well, but they do not purport to tell you who will do well.

Having said all that, we are pleased with these ratings because they are an affirmation of one of our basic beliefs. We believe investors in tax-exempt bond funds want, and will benefit most from tax-exempt income. That seems obvious when you put it on paper, but it is something which is easily obscured. The performance and the relative ratings of these funds are based upon their total returns, which means both interest income and price change. We have chosen very deliberately to manage our funds for consistently high yields, and we believe that over time this will be beneficial to our investors both in terms of income and total return. The Morningstar ratings indicate that in the recent past we have been correct in these beliefs.

And besides, it's nice to have someone say you're "five-star."

Sincerely,

Michael J.C. Roth, CFA
President and
Vice Chairman of the Board

For more information about mutual funds managed and distributed by USAA IMCO, including charges and expenses, please call for a prospectus. Read it carefully before investing.


                                 INVESTMENT REVIEW

LONG-TERM FUND
OBJECTIVE: Provide investors with interest income that is exempt from federal income tax.

TYPES  OF  INVESTMENTS:   Invests   primarily  in  investment  grade  tax-exempt
securities of varying maturities. The average weighted portfolio maturity is 10 years or more.

                                                 3/31/97             9/30/97
        Net Assets.....................     $1,822.4 MILLION    $1,981.6 MILLION
        Net Asset Value Per Share......          $13.22              $13.77

        AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/97
        March 31, 1997 to September 30, 1997............................  7.19%+
        1 Year.......................................................... 10.02%
        5 Years.........................................................  6.87%
        10 Years........................................................  8.85%
        + Total returns for periods of less than one year are not annualized. This six-month return is cumulative.
        30-Day SEC Yield* on September 30, 1997.........................  5.07%
        *Calculated as prescribed by the Securities and Exchange Commission.

Total return equals income return plus share price change and assumes reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.

---------------------------------
CUMULATIVE PERFORMANCE COMPARISON
---------------------------------

A chart in the form of a line graph appears here, comparing the cumulative performance of a $10,000 Investment for the USAA Long-Term Fund, Lehman Brothers Municipal Bond Index and the Lipper General Municipal Debt Funds Average. The data points from the graph are as follows:

USAA  Long-Term Fund

Year                  Amount
--------              -------
09/30/87              $10,000
12/31/87              $10,493
03/31/88              $10,807
09/30/88              $11,451
03/31/89              $11,857
09/30/89              $12,638
03/31/90              $13,096
09/30/90              $13,356
03/31/91              $14,203
09/30/91              $15,095
03/31/92              $15,678
09/30/92              $16,753
03/31/93              $17,630
09/30/93              $18,891
03/31/94              $18,047
09/30/94              $18,074
03/31/95              $18,961
09/30/95              $19,852
03/31/96              $20,454
09/30/96              $21,224
03/31/97              $21,785
09/30/97              $23,351

Lehman Brothers Municipal Bond Index

Year                  Amount
--------              -------
09/30/87              $10,000
12/31/87              $10,446
03/31/88              $10,806
09/30/88              $11,298
03/31/89              $11,585
09/30/89              $12,279
03/31/90              $12,807
09/30/90              $13,113
03/31/91              $13,988
09/30/91              $14,843
03/31/92              $15,386
09/30/92              $16,394
03/31/93              $17,312
09/30/93              $18,483
03/31/94              $17,714
09/30/94              $18,032
03/31/95              $19,030
09/30/95              $20,048
03/31/96              $20,625
09/30/96              $21,259
03/31/97              $21,749
09/30/97              $23,176

Lipper General Municipal Debt Funds Average

Year                  Amount
--------              -------

09/30/87              $10,000
12/31/87              $10,480
03/31/88              $10,791
09/30/88              $11,377
03/31/89              $11,757
09/30/89              $12,384
03/31/90              $12,799
09/30/90              $13,031
03/31/91              $13,878
09/30/91              $14,746
03/31/92              $15,267
09/30/92              $16,280
03/31/93              $17,249
09/30/93              $18,442
03/31/94              $17,582
09/30/94              $17,751
03/31/95              $18,701
09/30/95              $19,528
03/31/96              $20,079
09/30/96              $20,668
03/31/97              $21,088
09/30/97              $22,509

The broad-based Lehman Brothers Municipal Bond Index is an unmanaged index that tracks total return performance for the investment grade tax-exempt bond market. The Lipper General Municipal Debt Funds Average is the average performance level of all general municipal debt funds, as computed by Lipper Analytical Services, an independent organization that monitors the performance of mutual funds. All tax-exempt bond funds will find it difficult to outperform the Lehman Index, since funds have expenses.

                             MESSAGE FROM THE MANAGER

(Photograph of Portfolio Manager, Kenneth E. Willmann, CFA, appears here.)

Interest Rate-Markets
Interest rates generally declined in the six months ended September 30, 1997. While they certainly did not move in a straight line, the trend is unmistakable. The graph below illustrates this well.

A chart in the form of a line graph appears here illustrating the yields of the 30-year U.S. Treasury Bond and the Bond Buyer 40-Bond Index (BBI40) from 3/31/97 to 9/30/97.

               30 Year Treasury        Bond Buyer 40 Bond Index (BBI40)
03/31                 7.1%                        5.95%
04/15                 7.09%                       5.97%
04/30                 6.96%                       5.89%
05/15                 6.87%                       5.78%
05/30                 6.91%                       5.74%
06/16                 6.7%                        5.59%
06/30                 6.78%                       5.69%
07/15                 6.54%                       5.54%
07/31                 6.3%                        5.4%
08/15                 6.55%                       5.56%
08/29                 6.61%                       5.55%
09/15                 6.57%                       5.48%
09/30                 6.40%                       5.47%

Note: Past performance is no guarantee of future results. The results of the comparison reflect current conditions as regards to tax laws, inflationary trends, and general corporate policies and practices. Investors are encouraged to closely monitor changes in any factor which may affect their investments.

Please note that the top line is the yield of the active 30-year U.S. Treasury Bond, or the "Long Bond" as it is known. This is generally considered the benchmark for long-term interest rates in the U.S. The bottom line in the graph represents the yield of the Bond Buyer 40-Bond Index (BBI40), which is the industry standard for the yield of long-term, investment-grade municipal bonds. The BBI40 yield is lower because it is tax-exempt; investors must pay income taxes on the Long Bond.

The lines stay relatively parallel, though the Long Bond was typically more volatile day-to-day. Municipal bonds tend to be a little more sedate than Treasury bonds. Market activity is diffused among thousands of municipal issues, where Treasury trading is concentrated in one or a few issues. Municipal trading takes place almost exclusively in the U.S., while Treasuries are traded worldwide by many investors with different regulations and motivations.

Baby Bear's Porridge
In the famous children's story "Goldilocks and the Three Bears," Goldilocks, the little girl, stumbles across the bears' house in the forest. Upon entering, she finds the breakfast table set with three bowls of porridge. She tries Papa Bear's bowl, and it is too hot. Next is Mama Bear's which is too cold. Then she finds Baby Bear's porridge to be just right.

The parallels between this story and the economy are striking. Currently, the economy is neither "too hot" (a period of strong economic growth causing inflation) nor "too cold" (a period of recession). It is just right. Gross Domestic Product and employment are growing moderately and steadily, but not fast enough to cause inflation to accelerate. In fact, inflation is decelerating. The securities markets are declaring this mix to be just right. The stock market is strong, and interest rates, which are very sensitive to inflation, are falling.

We all realize that the economy is a dynamic system. It changes constantly. Someday it will start to get "too hot" or become "too cold." Unlike Goldilocks, we have no intention of falling into a satisfied sleep. But for now, just right is pretty nice.

The Long-Term Fund
Your Fund benefited from this positive environment. The net asset value per share rose to $13.77 on September 30, 1997, from $13.22 on March 31, 1997. By carefully managing your Fund for income, we have provided an annualized dividend yield(1) for the past six months of 5.64%, well above the 4.64% of the Lipper General Municipal Debt Funds Average.

----------------------------------
COMPARISON-12 MONTH DIVIDEND YIELD
----------------------------------

A chart in the form of a bar graph appears here illustrating the comparison of the 12 Month Dividend Yield of the USAA Long-Term Fund and the Lipper General Municipal Debt Funds Average from 9/30/88 to 9/30/97.

               USAA Long-Term               Lipper  General Municipal
                 Fund Yield                 Debt Funds Average Yield
9/30/88            7.55%                             7.15%
9/30/89            7.29%                             6.97%
9/30/90            7.38%                             6.93%
9/30/91            6.93%                             6.46%
9/30/92            6.45%                             6.02%
9/30/93            5.83%                             5.33%
9/30/94            6.01%                             5.48%
9/30/95            6.13%                             5.22%
9/30/96            5.95%                             5%
9/30/97            5.67%                             4.76%

The Lipper General Municipal Debt Funds Average is computed by Lipper Analytical Services, an independent organization that monitors the performance of mutual funds. 12-month dividend yield is computed by dividing income dividends paid during the previous 12 months by the latest month-end net asset value adjusted for capital gains distributions. The graph represents data from 9/30/88 to 9/30/97.

(1) Dividend yield is computed by dividing income dividends paid during the previous 6 months by the latest month-end net asset value adjusted for capital gains distributions and annualizing the result.

We are pleased to report that this combination of income and price appreciation has earned your Fund's performance 5-star ratings from Morningstar for the 1- and 3-year periods.(2)

Philosophy
Our philosophy of favoring tax-exempt income over taxable capital gains is working. We intend to stay with it for the foreseeable future. One thing we know is that the world changes, so we constantly question and probe that philosophy to determine if it is still relevant and appropriate. My job is to relieve you of the burden of dealing with economic changes that affect your investment in the Fund.

                             PORTFOLIO RATINGS/MIX
                              SEPTEMBER 30, 1997

A pie chart is shown here depicting the Portfolio Mix as of September 30, 1997 of the USAA Long-Term Fund to be:
AA - 27%, A - 25%, Cash Equivalents - 1%, AAA - 17%, BBB - 30%

This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Rating Group, or Fitch Investors Service. Unrated securities that have been determined by USAA IMCO to be of equivalent investment quality to category AAA account for .5% of the Fund's investments.

    Past performance is no guarantee of future results.
(2) The Fund was awarded a five-star rating for its overall risk-adjusted performance by Morningstar as of September 30, 1997. It was rated 5 stars overall and among 1760 and 1374 municipal bond funds for the 1- and 3-year periods and 4 stars overall and among 668 and 326 municipal bond funds for
    the  5- and  10-year  periods.  Morningstar   proprietary ratings reflect
    historical risk-adjusted performance through September 30, 1997. The ratings are subject to change monthly. Morningstar ratings are calculated from the Fund's 3-, 5-, and 10-year average annual total returns (with fee adjustments) in excess of 90-day Treasury bill returns, and a risk factor that reflects fund performance below 90-day Treasury bill returns. There is a 3-year minimum performance requirement before a fund is rated. The 1-year rating is calculated using the same methodology, but is not a component of the overall rating. Overall rating is a weighted average of a fund's 3-, 5-, and 10-year ratings, when applicable. The top ten percent of the funds in a rating category receive five stars and the next 22.5% receive four stars.

Note: Income may be subject to federal, state or local taxes, or the alternative minimum tax.

See page 25 for a complete listing of the Portfolio of Investments in Securities.

                                  INVESTMENT REVIEW

INTERMEDIATE-TERM FUND
OBJECTIVE: Provide investors with interest income that is exempt from federal income tax.

TYPES  OF  INVESTMENTS:   Invests   primarily  in  investment  grade  tax-exempt
securities of varying maturities. The average weighted portfolio maturity is between 3 and 10 years.

                                                  3/31/97            9/30/97
        Net Assets.......................... $1,725.7 MILLION   $1,870.9 MILLION
        Net Asset Value Per Share...........      $12.77             $13.20

        AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/97
        March 31, 1997 to September 30, 1997............................. 6.24%+
        1 Year........................................................... 9.07%
        5 Years.......................................................... 6.89%
        10 Years......................................................... 8.05%
        + Total returns for periods of less than one year are not annualized. This six-month return is cumulative.
        30-Day SEC Yield* on September 30, 1997.......................... 4.81%
        *Calculated as prescribed by the Securities and Exchange Commission.

Total return equals income return plus share price change and assumes reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.

---------------------------------
Cumulative Performance Comparison
---------------------------------

A chart in the form of a line graph appears here comparing the cumulative performance of a $10,000 Investment of the USAA Intermediate-Term Fund, the Lehman Brothers Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Average. The data is from 9/30/87 through 9/30/97. The data points from the graph are as follows:

USAA Intermediate-Term Fund
---------------------------

09/87           $10,000
12/87           $10,362
03/88           $10,700
09/88           $11,075
03/89           $11,347
09/89           $11,948
03/90           $12,401
09/90           $12,749
03/91           $13,431
09/91           $14,161
03/92           $14,672
09/92           $15,539
03/93           $16,328
09/93           $17,382
03/94           $16,828
09/94           $17,180
03/95           $17,866
09/95           $18,856
03/96           $19,289
09/96           $19,879
03/97           $20,408
09/97           $21,682

Lehman Brothers Municipal Bond Index
------------------------------------

09/87           $10,000
12/87           $10,447
03/88           $10,806
09/88           $11,298
03/89           $11,585
09/89           $12,279
03/90           $12,807
09/90           $13,113
03/91           $13,988
09/91           $14,843
03/92           $15,386
09/92           $16,394
03/93           $17,312
09/93           $18,483
03/94           $17,714
09/94           $18,031
03/95           $19,030
09/95           $20,049
03/96           $20,625
09/96           $21,260
03/97           $21,749
09/97           $23,176

Lipper Intermediate Municipal Debt Funds Average
------------------------------------------------

09/87           $10,000
12/87           $10,401
03/88           $10,674
09/88           $11,034
03/89           $11,259
09/89           $11,793
03/90           $12,203
09/90           $12,515
03/91           $13,221
09/91           $13,903
03/92           $14,357
09/92           $15,211
03/93           $15,955
09/93           $16,881
03/94           $16,390
09/94           $16,644
03/95           $17,289
09/95           $18,106
03/96           $18,498
09/96           $18,895
03/97           $19,298
09/97           $20,320

The broad-based Lehman Brothers Municipal Bond Index is an unmanaged index that tracks total return performance for the investment grade tax-exempt bond market. The Lipper Intermediate Municipal Debt Funds Average is the average performance level of all intermediate municipal debt funds, as computed by Lipper Analytical Services, an independent organization that monitors the performance of mutual funds. All tax-exempt bond funds will find it difficult to outperform the Lehman Index, since funds have expenses.


                              MESSAGE FROM THE MANAGER

(Photograph of Portfolio Manager, Clifford A. Gladson, CFA, appears here.)

Credit Market Review
Since our report of March 31, 1997, the bond market exhibited some volatility as market participants tried to anticipate the reaction of the Federal Reserve Board to robust economic growth during a period of low inflation. Between March 31, 1997 and September 30, 1997, the yield on 10-year "AA" rated municipal bonds ranged from a high of 5.22% on April 14, 1997, down to 4.61% on July 30, 1997.

Fund Performance
While past performance is no guarantee of future results, for the first six months of the fiscal year, your Fund had a positive performance both in dividend yield and total return. From March 31, 1997 to September 30, 1997, the Fund's annualized dividend yield(1) of 5.42% is well above the 4.29% average dividend yield for the 142 funds in the Lipper Intermediate Municipal Debt Funds average.(2) For the same period and category, your Fund's six-month total return(3) of 6.24% compares quite favorably to the Lipper average of 5.06%. Since March 31, 1997, the Fund's share price increased $.43 to $13.20.

Your Fund's performance for the 1-, 3-, 5-, and 10-year periods continue to earn 5-star ratings from Morningstar.(4)

(1) Dividend yield is computed by dividing income dividends paid during the previous 6 months by the latest month-end net asset value adjusted for capital gains distributions and annualizing the result.

(2) Lipper Analytical Services is an independent organization that monitors the performance of mutual funds.

(3) Total return equals income return plus share price change and assumes reinvestment of dividends and capital gains distributions.

    Past performance is no guarantee of future results.

(4) The Fund was awarded a five-star rating for its overall risk-adjusted performance by Morningstar as of September 30, 1997. It was rated overall and among 1760, 1374, 668, and 326 municipal bond funds for the 1-, 3-, 5-, and 10-year periods. Morningstar proprietary ratings reflect historical risk-adjusted performance through September 30, 1997. The ratings are subject to change monthly. Morningstar ratings are calculated from the Fund's 3-, 5-, and 10-year average annual total returns (with fee adjustments) in excess of 90-day Treasury bill returns, and a risk factor that reflects fund performance below 90-day Treasury bill returns. There is a 3-year minimum performance requirement before a fund is rated. The 1-year rating is calculated using the same methodology, but is not a component of the overall rating. Overall rating is a weighted average of a fund's 3-, 5-, and 10-year ratings, when applicable. The top ten percent of the funds in a rating category receive five stars and the next 22.5% receive four stars.

----------------------------------
COMPARISON-12 MONTH DIVIDEND YIELD
----------------------------------

A chart in the form of a bar graph appears here  illustrating  the comparison of
the 12 Month Dividend Yield of the USAA Intermediate-Term Fund  and   the Lipper
Intermediate Municipal Debt Funds Average from 9/88 to 9/97.

               USAA Intermediate-Term Fund       Lipper Intermediate Municipal
                                                      Debt Funds Average
9/88                     7.14%                              6.33%
9/89                     7.01%                              6.42%
9/90                     6.98%                              6.33%
9/91                     6.67%                              5.96%
9/92                     6.07%                              5.46%
9/93                     5.35%                              4.69%
9/94                     5.55%                              4.73%
9/95                     5.5%                               4.53%
9/96                     5.63%                              4.45%
9/97                     5.44%                              4.32%

The Lipper Intermediate Municipal Debt Funds Average is computed by Lipper Analytical Services, an independent organization that monitors the performance of mutual funds. 12-month dividend yield is computed by dividing income dividends paid during the previous 12 months by the latest month-end net asset value adjusted for capital gains distributions. The graph represents data from 9/30/88 to 9/30/97.

Check Point
During the summer bond rally, I received a phone call from a local shareholder. Although happy that falling interest rates had pushed up the Fund's share price, he was concerned that the monthly dividend check would go down. This shareholder had a firm understanding of the mathematics for an individual fixed-coupon bond with a fixed maturity: as the price rises, the yield to maturity declines. However, a mutual fund's dividend distribution yield flows out of a portfolio of bonds that possesses neither a single fixed coupon nor a single fixed maturity. The fund manager can position the fund's weighted average coupon or weighted average maturity to help offset a decline in yields on dividend distribution.

I assured the shareholder that the number one objective of the Fund was to provide the highest level of tax-exempt income possible. Over the years, you as shareholders, have made it clear that you value the tax-exempt dividend distributions over capital gains distributions or an increase in share price. Consequently, I manage your Fund with a tax-exempt income orientation. I do not ignore short-term total return, but it is subordinate to the maximization of the tax-exempt dividend. The following narrative for the USAA Short-Term Fund on page 14 explains why I am so firmly committed to this portfolio management strategy.

The table and graphs below show how, over the long-term, income orientation pays off. The table examines the Fund's sources of total return over the last 1, 5, and 10 years. Notice that the tax-exempt dividend return is the dominant component of long-term total return. The three bar graphs further illustrate how the dividend return and yearly share-price appreciation combine to produce total return. Besides dominating long-term total return, income distributions smooth out the volatility in the annualized total return.

                    Average Annual Compounded Returns with
          Reinvestment of Dividends - Periods Ending September 30, 1997

                     TOTAL                 DIVIDEND               PRICE
                     RETURN     EQUALS       RETURN      PLUS     CHANGE
          --------------------------------------------------------------
          10 YEARS   8.05%         =          6.46%        +       1.59%
          --------------------------------------------------------------
           5 YEARS   6.89%         =          5.76%        +       1.13%
          --------------------------------------------------------------
           1 YEAR    9.07%         =          5.86%        +       3.21%



A chart in the form of a bar graph appears here, illustrating the Annual Total Returns and Compounded Dividend Returns of the USAA Intermediate-Term Fund for the 10-year period ended September 30, 1997.

Total Return for years                    **Compounded  Dividend
  ended:                                  Yield for years ended:
-----------------------                ------------------------------

9/30/88       10.75%                       9/30/88    7.59%
9/30/89        7.88%                       9/30/89    7.29%
9/30/90        6.71%                       9/30/90    7.13%
9/30/91       11.08%                       9/30/91    7.26%
9/30/92        9.73%                       9/30/92    6.54%
9/30/93       11.87%                       9/30/93    6.01%
9/30/94       -1.17%                       9/30/94    5.16%
9/30/95        9.76%                       9/30/95    6.04%
9/30/96        5.43%                       9/30/96    5.74%
9/30/97        9.07%                       9/30/97    5.86%

Change in Share Price
-------------------------

9/30/88           3.16%
9/30/89           0.59%
9/30/90          -0.42%
9/30/91           3.82%
9/30/92           3.19%
9/30/93           5.86%
9/30/94          -6.33%
9/30/95           3.72%
9/30/96          -0.31%
9/30/97           3.21%

**Compounded Dividend yield calculation includes only income distributions.

Total return equals income return plus share price change and assumes reinvestment of all dividends and capital gain distributions. Dividend return is the income dividends received over the period assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.

Current Market Conditions
As commodity prices and wage increases stay subdued, inflation should remain well behaved. Given these economic conditions continue, your Fund stands ready to take advantage of any rise in interest rates that may potentially improve the dividend distribution yield.

                               PORTFOLIO RATINGS/MIX
                                SEPTEMBER 30, 1997

A pie chart is shown here depicting the Portfolio Mix as of September 30, 1997 of the USAA Intermediate-Term Fund to be:
AA - 13%, A - 35%, Cash Equivalents - 3%, AAA - 20%, BB - 3% and BBB - 26%

This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Rating Group, or Fitch Investors Service. Unrated securities that have been determined by USAA IMCO to be of equivalent investment quality to categories AAA and BBB account for .3% and .8%, respectively, of the Fund's investments.

Note: Income may be subject to federal, state or local taxes, or to the alternative minimum tax.

See page 32  for  a  complete   listing   of  the  Portfolio  of  Investments in
Securities.

                               INVESTMENT REVIEW

SHORT-TERM FUND
OBJECTIVE: Provide investors with interest income that is exempt from federal income tax.

TYPES OF INVESTMENTS: Invests primarily in investment grade tax-exempt securities of varying maturities. The average weighted portfolio maturity is 3 years or less.
                                                      3/31/97         9/30/97
        Net Assets............................... $804.9 MILLION  $862.0 MILLION
        Net Asset Value Per Share................     $10.57          $10.70

        AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/97
        March 31, 1997 to September 30, 1997............................ 3.59%+
        1 Year.......................................................... 5.95%
        5 Years......................................................... 4.89%
        10 Years........................................................ 5.81%
        + Total returns for periods of less than one year are not annualized. This six-month return is cumulative.
        30-Day SEC Yield* on September 30, 1997......................... 4.18%
        *Calculated as prescribed by the Securities and Exchange Commission.

Total return equals income return plus share price change and assumes reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.

---------------------------------
CUMULATIVE PERFORMANCE COMPARISON
---------------------------------

A chart in the form of a line graph appears here, comparing the cumulative performance of a $10,000 Investment for the USAA Short-Term Fund, Lehman Brothers Municipal Bond Index and the Lipper Short-Term Municipal Debt Funds Average. The data points from the graph are as follows:

USAA Short-Term Fund

09/87           $10,000
03/88           $10,419
09/88           $10,682
03/89           $10,917
09/89           $11,416
03/90           $11,780
09/90           $12,071
03/91           $12,518
09/91           $12,988
03/92           $13,406
09/92           $13,860
03/93           $14,261
09/93           $14,685
03/94           $14,670
09/94           $14,936
03/95           $15,332
09/95           $15,894
03/96           $16,226
09/96           $16,610
03/97           $16,988
09/97           $17,598

Lehman Brothers Municipal Bond Index

09/87           $10,000
03/88           $10,806
09/88           $11,298
03/89           $11,585
09/89           $12,279
03/90           $12,807
09/90           $13,113
03/91           $13,988
09/91           $14,873
03/92           $15,386
09/92           $16,394
03/93           $17,312
09/93           $18,483
03/94           $17,714
09/94           $18,032
03/95           $19,030
09/95           $20,048
03/96           $20,625
09/96           $21,259
03/97           $21,749
09/97           $23,176

Lipper Short-Term Municipal Debt Funds Average

09/87           $10,000
03/88           $10,400
09/88           $10,652
03/89           $10,874
09/89           $11,313
03/90           $11,677
09/90           $12,020
03/91           $12,470
09/91           $13,893
03/92           $13,277
09/92           $13,728
03/93           $14,085
09/93           $14,405
03/94           $14,485
09/94           $14,697
03/95           $15,013
09/95           $15,466
03/96           $15,802
09/96           $16,116
03/97           $16,416
09/97           $16,878

The broad-based Lehman Brothers Municipal Bond Index is an unmanaged index that tracks total return performance for the investment grade tax-exempt bond market. The Lipper Short-Term Municipal Debt Funds Average is the average performance level of all short-term municipal debt funds, as computed by Lipper Analytical Services, an independent organization that monitors the performance of mutual funds. All tax-exempt bond funds will find it difficult to outperform the Lehman Index, since funds have expenses.

                              MESSAGE FROM THE MANAGER

(Photo of Portfolio Manager, Clifford A. Gladson, CFA, appears here.)

Credit Market Review
For the first six months of the Fund's fiscal year, March 31,1997 to September 30, 1997, interest rates for 3-year "AA" rated municipal bonds fell .36% to 4.11%. However, seemingly contradictory economic statistics, low inflation with a rising gross domestic product (GDP) and low unemployment, resulted in a jittery bond market. The yield on 3-year "AA" rated municipal bonds during this period rose as high as 4.54% on April 23, 1997, and dropped as low as 4.02% on July 30, 1997.

Fund Performance
While past performance is no guarantee of future results, from March 31, 1997 to September 30, 1997, the Fund provided an annualized dividend yield(1) of 4.58%. This is .56% above the 4.02% average dividend yield for the 29 funds in the Lipper Short-Term Municipal Debt Funds average.(2) Your Fund's total return(3) for the last six months was 3.59%. This compares quite favorably to the Lipper average of 2.98%. During this period, the Fund's share price increased $.13 to $10.70.

Your Fund's performance for the 1-, 3-, 5-, and 10-year periods continue to earn 5-star ratings from Morningstar.(4)

(1) Dividend yield is computed by dividing income dividends paid during the previous 6 months by the latest month-end net asset value adjusted for capital gains distributions and annualizing the result.

(2) Lipper Analytical Services is an independent organization that monitors the performance of mutual funds.

(3) Total return equals income return plus share price change and assumes reinvestment of dividends and capital gains distributions.

    Past performance is no guarantee of future results.

(4) The Fund was awarded a five-star rating for its overall risk-adjusted performance by Morningstar as of September 30, 1997. It was rated overall and among 1760, 1374, 668, and 326 municipal bond funds for the 1-, 3-, 5-, and 10-year periods. Morningstar proprietary ratings reflect historical risk-adjusted performance through September 30, 1997. The ratings are subject to change monthly. Morningstar ratings are calculated from the
    Fund's 3-, 5-, and 10-year average annual total returns (with fee adjustments) in excess of 90-day Treasury bill returns, and a risk factor that reflects fund performance below 90-day Treasury bill returns. There is a 3-year minimum performance requirement before a fund is rated. The 1-year rating is calculated using the same methodology, but is not a component of the overall rating. Overall rating is a weighted average of a fund's 3-, 5-, and 10-year ratings, when applicable. The top ten percent of the funds in a rating category receive five stars and the next 22.5% receive four stars.

------------------------------------
COMPARISON - 12 MONTH DIVIDEND YIELD
------------------------------------

A chart in the form of a bar graph appears here illustrating the comparison of the 12 Month Dividend Yield of the USAA Short-Term Fund and the Lipper Short-Term Municipal Debt Funds Average from 9/88 to 9/97.

               USAA  Short-Term Fund        Lipper Short-Term Municipal
                                                 Debt Funds Average
9/88                  5.96%                              5.63%
9/89                  6.35%                              6.04%
9/90                  6.51%                              6.2%
9/91                  6.14%                              5.8%
9/92                  5.15%                              4.92%
9/93                  4.44%                              4.11%
9/94                  4.3%                               3.76%
9/95                  4.65%                              4.15%
9/96                  4.71%                              4.09%
9/97                  4.54%                              4.08%

The Lipper Short-Term Municipal Debt Funds Average is computed by Lipper Analytical Services, an independent organization that monitors the performance of mutual funds. 12-month dividend yield is computed by dividing income dividends paid during the previous 12 months by the latest month-end net asset value adjusted for capital gains distributions. The graph represents data from 9/30/88 to 9/30/97.

Reality Check
Within the investment community, portfolio managers are usually evaluated based on gross total return. However, for a shareholder account that is subject to income tax, after-tax return is what really matters. The narrative for the USAA Intermediate-Term Fund on page 9 looks at the investment logic behind my adopting a tax-exempt income orientation. Now I want to tell you why I feel it is a business necessity that each USAA tax-exempt fund employ an income orientation strategy.

TRUST is USAA's core product. USAA has a long tradition of service that has led you as shareholders to entrust USAA with the stewardship over your hard earned savings. You expect and deserve to have your interests placed ahead of both the company or myself as your portfolio manager.

USAA has hired me to serve you. But USAA's and my own commitment to honoring your trust goes beyond monetary consideration. Printed after my name is the Chartered Financial Analyst (CFA) professional designation.(6) It is not added as an effort to promote my investment prowess, but to emphasize the high ethical standards demanded of me and every CFA. The president and each portfolio manager at USAA Investment Management Company is a CFA. Every CFA is responsible to advise their employer of their obligation to comply with the Code of Ethics and Standards of Professional Conduct adopted by the Association for Investment Management and Research (AIMR) and is subject to sanctions for code violations. Sections III and IV of the Code emphasize the CFA's duty is first to the shareholder whose interests must be placed ahead of the firm, the firm's employees, and the CFA. Given USAA's 75 years of putting the member first, the Code is very compatible with our commitment to you and usual business practices as well as USAA's internal code of ethics.

(6) The Chartered Financial Analyst designation is awarded by the Institute of Chartered Financial Analysts (IFCA) to qualified financial analysts who pass examinations in economics, financial accounting, portfolio management, security analysis, and standards of conduct.

The table and graphs below illustrate the after-tax benefits of income orientation. The table examines the sources of total return over the last 1, 5, and 10 years. Notice that the tax-exempt dividend return is the dominant component of long-term total return. The three bar graphs further illustrate how the dividend return and yearly share-price appreciation combine to produce total return.

                    Average Annual Compounded Returns with
          Reinvestment of Dividends - Periods Ending September 30, 1997

                     TOTAL                 DIVIDEND               PRICE
                     RETURN     EQUALS       RETURN      PLUS     CHANGE
          --------------------------------------------------------------
          10 YEARS   5.81%         =          5.43%        +        .38%
          --------------------------------------------------------------
           5 YEARS   4.89%         =          4.65%        +        .24%
          --------------------------------------------------------------
           1 YEAR    5.95%         =          4.72%        +       1.23%


A chart in the form of a bar graph appears here, illustrating the Annual Total Returns and Compounded Dividend Returns of the USAA Short-Term Fund for the 10-year period ended September 30, 1997.

Total Return for years                     **Compounded  Dividend
  ended:                                  Yield  for years ended:
-----------------------                ------------------------------

9/30/88      6.82%                       9/30/88    6.14%
9/30/89      6.87%                       9/30/89    6.58%
9/30/90      5.74%                       9/30/90    6.61%
9/30/91      7.60%                       9/30/91    6.44%
9/30/92      6.71%                       9/30/92    5.37%
9/30/93      5.95%                       9/30/93    4.63%
9/30/94      1.70%                       9/30/94    4.22%
9/30/95      6.41%                       9/30/95    4.88%
9/30/96      4.51%                       9/30/96    4.79%
9/30/97      5.95%                       9/30/97    4.72%



Change in Share Price
----------------------------
9/30/88           0.68%
9/30/89           0.29%
9/30/90          -0.87%
9/30/91           1.16%
9/30/92           1.34%
9/30/93           1.32%
9/30/94          -2.52%
9/30/95           1.53%
9/30/96          -0.28%
9/30/97           1.23%

**Compounded Dividend yield calculation includes only income distributions.

Total return equals income return plus share price change and assumes reinvestment of all dividends and capital gain distributions. Dividend return is the income dividends received over the period assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.

Current Market Conditions
Despite robust economic growth, inflation remains well below 3%. I am inclined to agree with Federal Reserve Board Chairman Alan Greenspan's analysis that government statistics are having difficulty measuring increased productivity within the service sector of the economy. Your Fund continues to employ 18% of its assets in variable rate bonds with a demand feature of 7 days or less.(7) These securities provide liquidity, help stabilize the portfolio, and quickly benefit from a rise in short-term rates. The balance of the portfolio is invested in short-term municipal bonds that help enhance the Fund's dividend distribution yield.

(7) Variable rate demand notes represent borrowings that are payable on demand and that bear interest tied to a money market.

                         PORTFOLIO RATINGS/MIX
                          SEPTEMBER 30, 1997

A pie chart is shown here depicting the Portfolio Mix as of September 30, 1997 of the USAA Short-Term Fund to be:
AA - 8%,  A - 32%,  Cash  Equivalents - 20%, AAA - 15%, BB - 2% and BBB - 23%

This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Rating Group, or Fitch Investors Service. Unrated securities that have been determined by USAA IMCO to be of equivalent investment quality to categories A and BBB account for .7% and 1.7%, respectively, of the Fund's investments.

Note: Income may be subject to federal, state or local taxes, or the alternative minimum tax.

See page 44  for  a  complete  listing  of  the  Portfolio  of  Investments   in
Securities.

                               INVESTMENT REVIEW

TAX EXEMPT MONEY MARKET FUND
OBJECTIVE: Provide investors with interest income that is exempt from federal income tax while preserving capital and maintaining liquidity.

TYPES OF INVESTMENTS: High quality tax-exempt securities with maturities of 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will endeavor to maintain a constant net asset value per share of $1.00.*
* An investment in this Fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the Fund will maintain a stable net asset value of $1.00 per share.

                                               3/31/97               9/30/97
        Net Assets....................... $1,565.6 MILLION      $1,507.2 MILLION
        Net Asset Value Per Share........       $1.00                 $1.00

        AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/97
        March 31, 1997 to September 30, 1997..............................1.75%+
        1 Year............................................................3.39%
        5 Years...........................................................3.06%
        10 Years..........................................................4.13%
        + Total returns for periods of less than one year are not annualized. This six-month return is cumulative.
        7-Day Simple Yield on September 30, 1997..........................3.67%

Total return equals income return and assumes reinvestment of all dividends and any capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Past performance is no guarantee of future results. Yields and returns fluctuate.

----------------------
7-DAY YIELD COMPARISON
----------------------

A chart in the form of a line graph appears here illustrating the comparison of the 7 day Yield of the USAA Tax Exempt Money Market Fund and the IBC/Donoghue SB (Stock Broker) and GP (General Purpose) (Tax - Free) Money Funds.

               USAA TAX EXEMPT                  IBC/Donoghue
               MONEY MARKET FUND                ------------
               -----------------

09/24/96             3.47%                          3.13%
10/29/96             3.28%                          2.96%
11/26/96             3.28%                          2.93%
12/31/96             3.57%                          3.27%
01/28/97             3.18%                          2.87%
02/25/97             3.27%                          2.8%
03/25/97             3.09%                          2.75%
04/29/97             3.76%                          3.51%
05/27/97             3.6%                           3.25%
06/24/97             3.68%                          3.29%
07/29/97             3.44%                          3.06%
08/26/97             3.23%                          2.86%
09/29/97             3.65%*                         3.29%*

The graph tracks the Fund's 7-day simple yield against IBC/Donoghue's SB (Stock Broker) and GP (General Purpose) (Tax-Free) Money Funds, an average of all major money market fund yields.

Data represent the last Monday of each month.

*Ending date 9/29/97

                               MESSAGE FROM THE MANAGER

(Photograph of Portfolio Manager, Thomas G. Ramos, CFA, appears here.)

Credit Market Review
After briefly trading above 6.00% in April 1997, one-year Treasury bills steadily moved downward and have been trading in a range of 5.60% to 5.40% since August 1997. One-year tax-exempt notes, on the other hand, moved from 3.40% at the beginning of the year to 3.80% in March 1997, essentially trading between 3.80% and 3.90% since the first quarter of the year. Currently, yields on tax-exempt notes are about 70% of Treasuries, or 3.80%. Although the Federal Reserve Board appears to have a bias toward raising short-term rates, economic indicators are sending mixed signals, and the rates remain unchanged.

Strategy
With the market undecided as to where interest rates are heading, we believe it is an appropriate time to restate our strategy. While other fund complexes make buy and sell decisions based on what they believe interest rates will do in the future, we focus on buying individual issues based on their relative value in the market. One might ask, "What does this mean?" Basically, we make purchase decisions after considering the various sectors in our market. Short term, we look at instruments where we have an option to put back the security in one to seven days. For the intermediate-term, 30 to 120 days, we look at tax-exempt commercial paper. And finally, our third option is to purchase notes where maturities are generally one year. We purchase securities that are attractive compared to other sectors in the market. We also take into account the attractiveness of the issue relative to similarly maturing Treasuries. This gives us an indication at what tax rate shareholders benefit by owning the security. All things being equal, a security that is attractive at the 28% tax rate would be a better value than a security that is attractive at the 39% tax rate. On top of this analysis, we always strive to reduce risk to the shareholder. Consequently, the issues we focus on have strong credit characteristics. Overall, we maintain a strategy that provides competitive tax-exempt dividends to the shareholder, while at the same time reducing risk.

The Portfolio
As of this writing, the maturity of the portfolio is about 59 days. We have selectively purchased longer maturing instruments that increased the average maturity of the portfolio four days since our last shareholder report. Significantly though, 58% of the portfolio is made up of variable rate instruments.(1) Their one to seven day puts provide both liquidity and market flexibility and represent excellent value.

(1) Variable rate demand notes represent borrowings that are payable on demand and that bear interest tied to a money market rate.

---------------------------------
CUMULATIVE PERFORMANCE OF $10,000
---------------------------------

A chart in the form of a line graph appears illustrating the cumulative performance of a $10,000 investment from 9/30/87 to 9/30/97. The data points from the graph are as follows:

9/87          $10,000
3/88          $10,243
9/88          $10,504
3/89          $10,814
9/89          $11,155
3/90          $11,488
9/90          $11,829
3/91          $12,171
9/91          $12,454
3/92          $12,694
9/92          $12,892
3/93          $13,061
9/93          $13,215
3/94          $13,363
9/94          $13,533
3/95          $13,761
9/95          $14,016
3/96          $14,263
9/96          $14,499
3/97          $14,734
9/97          $14,992

Past performance is no guarantee of future results and the value of your investment will vary according to the fund's performance. Income may be subject to federal, state or local taxes, or to the alternative minimum tax.


An investment in this Fund is neither insured nor guaranteed by the U.S. government and there is no assurance that the Fund will maintain a stable net asset value of $1 per share.

See page 52 for a complete listing of the Portfolio of Investments in Securities.

Statements of Assets and Liabilities
(In Thousands)

September 30, 1997
(Unaudited)

                                                                                                                  Tax Exempt
                                                                    Long-Term      Intermediate-  Short-Term     Money Market
                                                                       Fund          Term Fund        Fund           Fund
                                                                       ----          ---------        ----           ----

Assets
  Investments in securities, at market value
    (identified cost of $1,815,489, $1,745,508,
    $829,189, and $1,492,755, respectively)                         $1,976,040     $1,857,428     $  844,883     $1,492,755
  Cash                                                                     381          1,055          7,269          9,566
  Receivables:
    Capital shares sold                                                     76             79            554          1,122
    Interest                                                            32,135         27,715         10,977         11,071
    Securities sold                                                        -              -              -            3,000
                                                                    ----------     ----------     ----------     ----------
      Total assets                                                   2,008,632      1,886,277        863,683      1,517,514
                                                                    ----------     ----------     ----------     ----------
Liabilities
  Securities purchased                                                  22,922         12,329            -            4,245
  Capital shares redeemed                                                  472            382            741          5,314
  USAA Investment Management Company                                       451            427            195            353
  USAA Transfer Agency Company                                              84             86             50             78
  Accounts payable and accrued expenses                                    181            179            124            174
  Dividends on capital shares                                            2,909          2,014            557            185
                                                                    ----------     ----------     ----------     ----------
      Total liabilities                                                 27,019         15,417          1,667         10,349
                                                                    ----------     ----------     ----------     ----------
        Net assets applicable to capital shares outstanding         $1,981,613     $1,870,860     $  862,016     $1,507,165
                                                                    ==========     ==========     ==========     ==========
Represented by:
  Paid-in capital                                                   $1,866,048     $1,761,724     $  849,915     $1,507,165
  Accumulated net realized loss on investments                         (44,986)        (2,784)        (3,593)           -
  Net unrealized appreciation of investments                           160,551        111,920         15,694            -
                                                                    ----------     ----------     ----------     ----------
        Net assets applicable to capital shares outstanding         $1,981,613     $1,870,860     $  862,016     $1,507,165
                                                                    ==========     ==========     ==========     ==========
  Capital shares outstanding                                           143,871        141,721         80,590      1,507,165
                                                                    ==========     ==========     ==========     ==========
  Net asset value, redemption price, and offering price per share   $    13.77     $    13.20     $    10.70     $     1.00
                                                                    ==========     ==========     ==========     ==========


See accompanying notes to financial statements.

Categories & Definitions
Portfolios of Investments in Securities

September 30, 1997
(Unaudited)
Fixed-Rate Instruments -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

Put Bonds -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity to the next tender date.

Variable Rate Demand Notes (VRDN) -- provide the right, on any business day, to sell the security at face value on either that day or in seven days. The interest rate is adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. In money market funds, the effective maturity is the date on which the underlying principal amount may be recovered or the next rate adjustment date consistent with regulatory requirements. In bond funds, the effective maturity is the next put date. Most VRDNs possess a credit enhancement.

Credit Enhancement (CRE) -- adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by either a high quality bank, insurance company, or other corporation, or a collateral trust. Typically, the rating agencies evaluate the security based upon the credit standing of the provider of the credit enhancement, rather than the credit standing of the issuer.

Portfolio Description Abbreviations
   BAN   Bond Anticipation Note            IDRB   Industrial Development
   COP   Certificate of Participation               Revenue Bond
   CP    Commercial Paper                  ISD    Independent School District
   CRE   Credit Enhanced                   MFH    Multi-Family Housing
   GO    General Obligation                PCRB   Pollution Control
   IDA   Industrial Development                     Revenue Bond
           Authority/Agency                RB     Revenue Bond
   IDB   Industrial Development Board      SFH    Single-Family Housing
   IDC   Industrial Development            TAN    Tax Anticipation Note
           Corporation                     TRAN   Tax Revenue Anticipation Note





Long-Term Fund
Portfolio of Investments in Securities
(In Thousands)

September 30, 1997
(Unaudited)

 Principal                                                      Coupon         Final         Market
  Amount                     Security                            Rate        Maturity         Value
  ------                     --------                            ----        --------         -----


                                         Fixed Rate Instruments (98.9%)
            Alabama (0.6%)
 $   3,750  Baldwin County Health Care RB, Series 1996            6.75%       4/01/21      $    4,033
     8,000  Courtland IDRB, Series 1994                           5.90        2/01/17           8,168
            Alaska (6.4%)
            Housing Finance Corp. Collateralized RB
     8,670     1991 Second Series                                 6.90        6/01/32           9,203
    15,705     1993 First Series                                  5.88       12/01/35          16,107
    10,000     1994 First Series                                  6.70       12/01/19          10,703
    15,195     1995 First Series                                  6.55       12/01/37          16,178
            Valdez Marine Terminal RB
    21,175     Series 1985A                                       7.00       12/01/25          23,338
    50,850     Series 1993C                                       5.65       12/01/28          51,142
            Arizona (1.1%)
     4,500  Maricopa County Hospital RB, Series 1997              6.13        4/01/18           4,679
    16,745  Salt River Project Agriculture and Power
               District Electric System RB, Series 1987E          7.25        1/01/17(a)       16,888
            California (6.8%)
    11,350  Central Valley Finance Auth. RB, Series 1993          6.20        7/01/20          11,844
    11,500  Los Angeles Regional Airport Improvement
               Corp. Refunding RB                                 6.35       11/01/25          12,371
    17,000  Sacramento Cogeneration Auth. RB, Series 1995         6.50        7/01/21          18,254
    70,000  San Joaquin Hills Transportation Corridor
               Agency RB, Series 1997A (CRE)                      5.67(b)     1/15/34           9,337(c)
    74,000  San Joaquin Hills Transportation Corridor
               Agency Senior Lien RB                              6.75        1/01/32          83,534
            Colorado (1.5%)
    14,200  Health Facilities Auth. Hospital RB, Series 1993      6.63        2/01/13          15,099
    11,480  Summit County Sports Facilities RB, Series 1990       7.88        9/01/08          13,894
            Connecticut (1.3%)
     4,000  Health and Educational Facilities Auth. RB,
               Series 1996C                                       6.63        7/01/26           4,224
    21,500  Mashantucket (Western) Pequot Tribe RB,
               Series 1997B                                       5.75        9/01/27          21,341
            District of Columbia (1.1%)
    11,980  Health Facilities Mortgage RB, Series 1985            7.75        8/01/29          12,329
     8,000  Hospital RB, Series 1992B                             7.00        8/15/15           8,949
            Georgia (0.5%)
    10,000  Savannah Economic Development Auth. PCRB,
               Series 1995                                        6.15        3/01/17          11,009
            Hawaii (0.2%)
     5,000  Housing Finance and Development Corp. RB,
               Series 1997B                                       5.45        7/01/17           5,004
            Idaho (1.2%)
    23,400  Nez Perce County PCRB, Series 1996                    6.00       10/01/24          24,414
            Illinois (6.4%)
            Chicago Gas Supply RB
    13,500     Series 1985B                                       7.50        3/01/15          14,615
     7,500     Series 1985C                                       7.50        3/01/15           8,119
    24,250     Series 1995A                                       6.10        6/01/25          25,420
    13,725  Chicago-O'Hare International Airport RB,
               Series 1994                                        8.20       12/01/24          16,377
     6,700  Development Finance Auth. RB, Series 1996B (CRE)      6.40        9/01/31           7,116
            Health Facilities Auth. RB
     3,240     Series 1988                                        8.10       12/01/03           3,264
    17,775     Series 1992                                        7.00        1/01/15          19,221
    19,600  Quincy Hospital RB, Series 1993                       6.00       11/15/18          19,900
    10,980  Regional Transport Auth. GO, Series 1994C (CRE)       7.10        6/01/25          12,558
            Indiana (4.0%)
    10,945  Development Finance Auth. Environmental RB,
               Series 1996                                        6.15        7/15/22          11,267
     5,420  Fifth Avenue Housing Development Corp. RB,
               Series 1992C                                       7.25        7/01/25           5,743
   100,675  Health Facility Financing Auth. RB, Series 1992C      7.89(b)     7/01/23          17,453
    41,750  Indianapolis Airport Facility RB                      6.80        4/01/17          45,539
            Kansas (0.5%)
    60,245  Sedgwick County Mortgage Loan RB,
               Senior Series 1991A                                7.11(b)    12/01/22           9,494
            Kentucky (2.0%)
    39,595  Louisville and Jefferson County Metro Sewer
               District RB, Series 1997B (CRE)                    5.20        5/15/25          38,857
            Louisiana (1.5%)
    25,730  Lake Charles Harbor and Terminal District
               Port Facilities RB                                 7.75        8/15/22          29,394
            Maryland (1.0%)
    18,455  Community Development Administration SFH RB,
               Series 1996A                                       5.95        7/01/23          19,206
            Massachusetts (1.4%)
    24,000  GO, Series 1991A                                      7.63        6/01/08(a)       27,199
            Michigan (2.9%)
     9,900  Battle Creek Downtown Development Auth.
               Development Bonds, Series 1994                     7.60        5/01/16          11,598
    13,005  Dickinson County Economic Development Corp. PCRB,
               Series 1993                                        5.85       10/01/18          13,261
            Hospital Finance Auth. RB
    15,500     Series 1994A                                       7.50       10/01/27          17,516
     7,250     Series 1995                                        6.70        1/01/26           7,788
     6,500  Job Development Auth. RB, Series 1990A (CRE)          8.00       12/01/13           7,158
            Minnesota (2.7%)
    50,690  St. Paul Housing and Redevelopment Auth.
               Hospital RB, Series 1993A                          6.63       11/01/17          53,487
            Mississippi (1.7%)
            Lafayette County Hospital RB
     2,940     Series 1991A                                       7.95        3/01/16           3,258
    15,175     Series 1991B                                       7.95        3/01/16          16,573
            Union County Hospital RB
     4,450     Series 1991A                                       7.95        3/01/16           4,860
     8,350     Series 1991B                                       7.95        3/01/16           9,251
            Missouri (0.3%)
     5,000  Health and Educational Facilities RB, Series 1996A    6.38        2/01/27           5,272
            Montana (0.8%)
    14,545  Board of Housing RB, Series 1997A-1                   6.05       12/01/37          15,124
            Nevada (0.9%)
    15,650  Humboldt County PCRB, Series 1984                     8.30       12/01/14          18,704
            New Hampshire (2.2%)
    10,785  Higher Educational and Health Facilities Auth. RB,
               Series 1993                                        6.38        7/01/23          11,133
    31,085  Single-Family Mortgage Finance Auth. RB,
               Series 1993B                                       6.05        7/01/25          31,990
            New Jersey (0.8%)
    15,000  Camden County Improvement Authority RB,
               Series 1997                                        6.00        2/15/27          15,221
            New Mexico (2.5%)
    16,000  Chaves County Hospital RB                             7.25       12/01/22          17,303
    30,100  Lordsburg PCRB                                        6.50        4/01/13          32,433
            New York (14.8%)
            Dormitory Auth. RB
    21,500     Series 1996B (Mental Health Services)              6.00        8/15/16          23,146
    25,000     Series 1997A (Mental Health Services)              5.75        8/15/22          25,457
    75,000  Housing New York Corp. RB, Series 1993                5.00       11/01/18          70,618
            Medical Care Facilities Finance Agency RB
    36,275     Series 1994A (New York Hospital) (CRE)             6.90        8/15/34          41,028
    13,900     Series 1995A (Brookdale Hospital)                  6.85        2/15/17          15,139
            New York City GO
    33,415     Series 1995B                                       7.25        8/15/19(a)       39,208
    16,585     Series 1995B                                       7.25        8/15/19          18,653
     5,890     Series 1997I                                       6.25        4/15/17           6,227
    31,050     Series 1997I                                       6.25        4/15/27          32,849
    17,985     Series 1998B                                       5.25        8/01/17          17,319
     3,300  New York City IDA RB, Series 1990
               (Nightingale - Bamford School)                     5.85        1/15/20           3,348
            North Carolina (1.0%)
    18,445  Housing Finance Agency RB, Series R                   6.95        9/01/23          19,784
            Oklahoma (2.2%)
    41,550  Tulsa Municipal Airport Transportation RB,
               Series 1995                                        6.25        6/01/20          43,667
            Pennsylvania (2.3%)
            Montgomery County IDA RB
     7,500     Series 1996A                                       5.88       11/15/22           7,631
    10,000     Series 1996B                                       5.75       11/15/17          10,156
    27,470  Philadelphia Gas Works RB, 14th Series                6.38        7/01/26          28,737
            Puerto Rico (3.4%)
    18,000  Commonwealth Linked GO Bonds (CRE)                    5.83        7/01/20          18,607
            Electric Power Auth. RB
    21,175     Series T                                           6.38        7/01/24          22,810
    25,450     Series X                                           6.13        7/01/21          26,989
            Rhode Island (1.4%)
    25,000  Housing and Mortgage Finance Corp. SFH RB,
               Series 15-A                                        6.85       10/01/24          27,045
            Texas (5.9%)
    19,500  Bell County Health Facilities Development Corp. RB,
               Series 1989                                        6.50        7/01/19          22,470
     6,580  Department of Housing and Community Affairs RB,
               Series 1991A                                       6.95        7/01/23           7,015
    16,705  Fort Bend ISD GO, Series 1997 (CRE)                   4.75        8/15/22          15,334
    12,500  Harris County Health Facilities RB, Series 1992       7.13        6/01/15(a)       14,040
    19,300  Harris County IDC RB, Series 1992                     6.95        2/01/22          21,019
            San Antonio Electric and Gas RB
    14,100     Series 1989A                                       6.00        2/01/14(a)       14,664
     6,955     Series 1989A                                       6.00        2/01/14           7,119
            Tyler Health Facilities Development Corp. RB
     4,700     Series 1993A                                       6.75       11/01/25           4,962
    10,300     Series 1993B                                       6.75       11/01/25          10,876
            Utah (1.1%)
    25,400  Murray City Hospital RB (CRE)                         4.75        5/15/20          22,920
            Vermont (0.1%)
     3,000  Education and Health Buildings Finance Agency RB,
               Series 1992                                        6.00       11/01/22           3,077
            Virginia (2.5%)
     8,700  Henrico County IDA Hospital RB, Series 1985C          7.50        9/01/11(a)        9,611
    15,000  Housing Development Auth. Commonwealth
               Mortgage RB, Series 1990B, Subseries B5            6.90        7/01/13          15,708
    21,950  Peninsula Ports Auth. RB, Series 1992 (CRE)           7.38        6/01/20          24,084
            Washington (8.3%)
    14,000  Chelan County Development Corp. PCRB,
               Series 1995                                        5.85       12/01/31          14,598
     3,500  Housing Finance Commission RB,
               Series 1996A (CRE)                                 6.85        7/01/21           3,687
    66,485  King County GO, Series 1994A                          6.25        1/01/34          70,730
    73,500  Seattle Metropolitan Sewer RB, Series V               6.20        1/01/32          75,984(g)
            West Virginia (0.7%)
    12,500  Water Development Auth. RB, Series 1991A (CRE)        7.00       11/01/25          13,611
            Wisconsin (1.1%)
    21,000  Wisconsin Center District Tax RB, Series 1996B        5.75       12/15/27          21,322
            Wyoming (1.8%)
    33,735  Community Development Auth. SFH RB,
               Series 1993A                                       6.10        6/01/33          34,877
                                                                                           ----------
            Total fixed rate instruments (cost: $1,800,289)                                 1,960,840
                                                                                           ----------

                                         Variable Rate Demand Notes (0.8%)
            Arkansas (0.1%)
     1,400  Fayetteville Public Facilities Board RB,
               Series 1997 (CRE)                                  3.85        9/01/27           1,400
            California (0.1%)
     1,300  Irvine Ranch Water District RB, Series 1993 (CRE)     3.65        4/01/33           1,300
     1,500  Statewide Communities Development Auth. COP,
               Series 1996 (CRE)                                  3.65        6/01/26           1,500
            Louisiana (0.4%)
     6,900  Public Facilities Auth. MFH RB, Series 1991 (CRE)     4.00        7/01/09           6,900
            Minnesota (0.1%)
     1,700  Cohasset RB, Series 1997A (CRE)                       3.85        6/01/20           1,700
            Texas (0.1%)
     2,400  Port Arthur Navigation District IDC PCRB,
               Series 1985 (CRE)                                  3.95        5/01/03           2,400
                                                                                           ----------
            Total variable rate demand notes (cost: $15,200)                                   15,200
                                                                                           ----------
            Total investments (cost: $1,815,489)                                           $1,976,040
                                                                                           ==========

                                    Portfolio Summary By Industry
                                    -----------------------------
                            Hospitals                                  16.8%
                            Housing - Single-Family                    12.0
                            General Obligations                         9.1
                            Escrowed Securities                         7.3
                            Sewer                                       5.8
                            Electric Power                              5.4
                            Toll Roads                                  4.7
                            Gas Utilities                               3.9
                            Oil - International                         3.9
                            Airlines                                    3.6
                            Buildings                                   3.6
                            Paper & Forest Products                     2.9
                            Healthcare - Miscellaneous                  2.4
                            Air Freight                                 2.3
                            Special Assessment/Tax/Fee                  1.7
                            Metals - Miscellaneous                      1.6
                            Distribution & Pipelines                    1.5
                            Nursing Care                                1.2
                            Ports/Wharfs                                1.2
                            Retirement Homes                            1.2
                            Education                                   1.1
                            Gaming Companies                            1.1
                            Leasing                                     1.1
                            Other                                       4.3
                                                                       ----
                            Total                                      99.7%
                                                                       ====

                           Portfolio Summary By State
                           --------------------------
Alabama           .6%      Alaska                6.4%     Arizona          1.1 %
Arkansas          .1       California            6.9      Colorado         1.5
Connecticut      1.3       District of Columbia  1.1      Georgia           .5
Hawaii            .2       Idaho                 1.2      Illinois         6.4
Indiana          4.0       Kansas                 .5      Kentucky         2.0
Louisiana        1.9       Maryland              1.0      Massachusetts    1.4
Michigan         2.9       Minnesota             2.8      Mississippi      1.7
Missouri          .3       Montana                .8      Nevada            .9
New Hampshire    2.2       New Jersey             .8      New Mexico       2.5
New York        14.8       North Carolina        1.0      Oklahoma         2.2
Pennsylvania     2.3       Puerto Rico           3.4      Rhode Island     1.4
Texas            6.0       Utah                  1.1      Vermont           .1
Virginia         2.5       Washington            8.3      West Virginia     .7
Wisconsin        1.1       Wyoming               1.8                      ----
                                                          Total           99.7 %
                                                                          ====

Intermediate-Term Fund
Portfolio of Investments in Securities
(In Thousands)

September 30, 1997
(Unaudited)

  Principal                                                      Coupon        Final         Market
   Amount                        Security                         Rate       Maturity         Value
   ------                        --------                         ----       --------         -----

                                       Fixed Rate Instruments (90.0%)
            Alabama (0.1%)
 $   2,000  Baldwin County Health Care Auth. Hospital RB,
               Series 1996                                        6.75%       4/01/15      $    2,159
            Alaska (0.5%)
     8,400  Housing Finance Corp. Mortgage RB,
               Series 1996A (CRE)                                 6.00       12/01/15           8,748
            Arizona (0.2%)
     4,000  Educational Loan Marketing Corp. RB,
               Series 1992A                                       6.70        3/01/00           4,195
            Arkansas (1.0%)
     7,520  Mississippi County Hospital RB, Series 1992B          6.85       11/01/02           8,043
     8,635  St. Francis County Hospital RB, Series 1985           6.50        2/01/05           9,025
     1,865  Student Loan RB, Series 1991                          7.15        6/01/02           2,007
            California (6.5%)
     7,100  Central Valley Financing Auth. RB                     6.10        7/01/13           7,410
    10,500  Contra Costa Transportation Auth. RB,
               Series 1991A (CRE)                                 6.30(b)     3/01/03           8,253
            Foothill/Eastern Transportation Corridor Agency RB
    10,000     Series 1995A                                       6.87(b)     1/01/10           7,121
    15,000     Series 1995A                                       7.10(b)     1/01/11          10,749
     9,085     Series 1995A                                       6.82(b)     1/01/13           6,560
     5,655  Housing Finance Agency RB, Series 1996A (CRE)         5.70        8/01/10           5,958
    22,640  Pleasanton Joint Powers Financing Auth. RB,
               Series 1993A                                       6.00        9/02/05          24,304
            Sacramento Cogeneration Auth. RB
     3,300     Series 1995                                        6.38        7/01/10           3,576
     9,100     Series 1995                                        5.88        7/01/15           9,373
            San Joaquin Hills Transportation Corridor
               Agency Senior Lien RB
     3,525     Series 1993                                        7.05(b)     1/01/05           3,134
     8,305     Series 1993                                        7.87(b)     1/01/06           7,529
     5,000     Series 1993                                        7.50(b)     1/01/07           4,606
    16,795     Series 1993                                        7.71(b)     1/01/08          15,652
            Southern California Public Power Auth. RB
     6,410     Series 1992                                        6.10(b)     7/01/04           4,726
     6,285     Series 1992                                        6.10(b)     7/01/04           4,508
            Colorado (1.4%)
     5,200  Arapahoe County IDA RB, Series 1991                   7.00        2/01/01           5,599
    10,000  Health Facilities Auth. Hospital RB, Series 1993      6.63        2/01/13          10,633
    10,310  Student Obligations RB, Series 1991A-2                6.90        9/01/02          10,822
            Connecticut (1.1%)
            Mashantucket (Western) Pequot Tribe RB
    10,000     Series 1996A                                       6.40        9/01/11          10,773(e)
     1,000     Series 1997B                                       5.60        9/01/09           1,024
     2,400     Series 1997B                                       5.70        9/01/12           2,446
     6,000     Series 1997B                                       5.75        9/01/18           6,009
            District of Columbia (3.6%)
            GO
    27,750     Series 1993A                                       5.80        6/01/04          29,089
     7,500     Series 1994A-3                                     5.50        6/01/06           7,707
    11,780     Series E                                           5.75        6/01/05          12,298
    12,000     Series E                                           5.75        6/01/06          12,488
     6,250  Hospital RB, Series 1992B                             6.75        8/15/07           6,653
            Florida (1.9%)
            Dade County RB
     7,410     Series 1996B (CRE)                                 5.90(b)    10/01/10           3,769
     8,255     Series 1996B (CRE)                                 6.00(b)    10/01/11           3,959
     8,610     Series 1996B (CRE)                                 6.10(b)    10/01/12           3,833
     8,760     Series 1996B (CRE)                                 6.20(b)    10/01/13           3,667
     5,000  Housing Finance Agency MFH RB, Series 1984C           6.25       12/01/06           5,293
     2,805  Miami Health Facilities Auth. RB, Series 1988A        7.75        8/01/00           2,924
     5,935  Nassau County PCRB, Series 1989                       7.65        6/01/06           6,277
     5,000  North Miami Educational Facilities RB                 6.10        4/01/13           5,153
     1,280  Pensacola Health Facilities RB, Series 1988           7.50        1/01/98           1,292
            Georgia (1.3%)
     7,300  Gwinnett County MFH RB, Series 1985B (CRE)            7.50        6/01/98           7,441
     8,760  Metropolitan Atlanta Rapid Transit RB, Series M       6.25        7/01/03           9,478
     6,500  Municipal Electric Auth. RB, Series Q                 7.75        1/01/00(a)        6,691
            Illinois (4.5%)
     2,880  Bedford Park Tax Increment RB, Series 1993            7.38       12/01/04           3,368
     6,375  Chicago Water RB, Series 1997 (CRE)                   5.53(b)    11/01/13           2,711
    21,235  Chicago-O'Hare International Airport RB,
               Series 1994A (CRE)                                 6.20        1/01/07          23,418(g)
    10,110  Development Finance Auth. RB, Series 1995             7.00        3/01/07          10,783
     7,460  Forest Preserve District of Cook County GO,
               Series 1996 (CRE)                                  5.80       11/01/16           7,763
            Health Facilities Auth. RB
     2,010     Series 1989                                        7.75        5/15/00(a)        2,165
     6,700     Series 1992                                        7.00        1/01/07           7,205
     8,000     Series 1993B (CRE)                                 5.75        8/15/14           8,147
     3,150     Series 1996                                        6.00        1/01/06           3,268
     7,815     Series 1996                                        6.38        1/01/15           8,182
     5,000     Series 1996A                                       6.00       11/15/15           5,151
     1,070  Independent Higher Education Loan Auth. RB,
               Series 1985 (CRE)                                  7.50       12/01/99           1,074
            Indiana (3.2%)
            Health Facility Financing Auth. RB
       205     Series 1991                                        8.50        9/01/98             209
       205     Series 1991                                        8.50        9/01/99             210
     5,900     Series 1993                                        5.90       11/01/09           6,055
    16,800     Series 1994                                        6.20        7/01/09          17,482
     6,000  Indianapolis Economic Development RB, Series 1996     6.05        1/15/10           6,302
            Marion County Hospital Auth. RB
     8,400     Series 1992                                        6.10       10/01/03           8,879
     6,500     Series 1992                                        6.55       10/01/08           6,887
            Pike Township School Building Corp. RB
     4,600     Series 1992A                                       6.00        2/01/06           4,929
     4,700     Series 1992A                                       6.00        8/01/06           5,036
     3,150  Scottsburg Economic Development RB, Series 1990       7.13        3/01/99           3,242
            Iowa (0.8%)
     3,280  Higher Education Loan Auth. RB (CRE)                  6.13       10/01/16           3,456
    10,000  Student Loan Liquidity Corp. RB, Series 1992A         6.45        3/01/02          10,669(g)
            Louisiana (1.4%)
            Orleans Levee District RB
     7,840     Series 1986 (CRE)                                  5.95       11/01/14           8,353
     7,865     Series 1986 (CRE)                                  5.95       11/01/15           8,346
     7,015     Series A (CRE)                                     5.95       11/01/10           7,610
     1,400  Public Facilities Auth. RB, Series 1997B              5.63        8/01/17           1,415
            Maine (2.3%)
    41,400  Bucksport Solid Waste Disposal RB                     6.25        5/01/10          43,441
            Maryland (1.8%)
            Community Development Administration RB
     2,260     1987 Second Series                                 7.60        4/01/99           2,328
    22,250     1997 First Series                                  5.60        4/01/18          22,703
     8,000     Series 1996A                                       5.88        7/01/16           8,337
            Massachusetts (1.5%)
    15,000  GO, Series 1991D                                      6.63        7/01/03          16,340(g)
     3,640  Housing Finance Agency RB, Series 1992C               6.35       11/15/03           3,932
     8,400  Industrial Finance Agency RB, Series 1989A            7.10        8/01/99           8,707
            Michigan (2.5%)
     8,000  Detroit Building Auth. RB, Series 1996A (CRE)         6.15        2/01/11           8,303
     4,450  Detroit GO, Series 1996B (CRE)                        5.50        4/01/14           4,528
    23,330  Dickinson County Economic Development Corp. RB,
               Series 1989                                        6.55        3/01/07          24,757
            Hospital Finance Auth. RB
     5,000     Series 1995A                                       7.50       10/01/07           5,680
       325     Series 1996                                        5.90       10/01/04             337
       100     Series 1996                                        6.00       10/01/05             104
       150     Series 1996                                        6.10       10/01/06             157
       160     Series 1996                                        6.20       10/01/07             168
     2,600     Series 1996                                        6.25       10/01/16           2,700
            Minnesota (1.5%)
     4,205  Maplewood Health Care Facility RB, Series 1996        5.95       11/15/06           4,337
            South St. Paul Housing and Redevelopment Auth.
               Hospital Facility RB
    13,500     Series 1994                                        6.50       11/01/04          14,461
     9,095     Series 1994                                        6.75       11/01/09           9,872
            Mississippi (0.6%)
            Lafayette County Hospital RB
       640     Series 1991A                                       7.70        3/01/03             705
     3,305     Series 1991B                                       7.70        3/01/03           3,639
     3,720  Prentiss County Hospital RB, Series 1985              6.50        2/01/05           3,813
            Union County Hospital RB
       975     Series 1991A                                       7.70        3/01/03           1,069
     1,815     Series 1991B                                       7.70        3/01/03           1,991
            Missouri (0.1%)
     2,000  State Health and Educational Facilities Auth. RB,
               Series 1997                                        5.75        2/01/17           2,021
            Montana (0.3%)
     5,000  Montana Health Facility Auth. Hospital RB,
               Series 1997                                        5.50        6/01/11           5,071
            Nevada (0.8%)
    16,640  Clark County School District GO, Series 1991B (CRE)   6.24(b)     3/01/04          12,509
     3,000  Housing Division SFH RB, Series 1995D-1               5.90       10/01/14           3,129
            New Hampshire (0.6%)
            Higher Educational and Health Facilities Auth. RB
     1,410     Series 1985A (CRE)                                 7.50       12/01/00           1,412
     1,775     Series 1990                                        8.50       12/01/01           1,847
     3,000     Series 1997 (CRE)                                  5.80       10/01/12           3,013
     5,055     Series 1997 (CRE)                                  5.90       10/01/18           5,077
            New Jersey (3.1%)
     6,150  Camden County Improvement Auth. RB,
               Series 1997                                        5.88        2/15/15           6,239
            Economic Development Auth. RB
    15,000     Series 1994A (CRE)                                 5.88        7/01/11          16,007
     2,000     Series 1997A                                       5.75       12/01/16           2,019
    31,260  Turnpike Auth. RB, Series 1991A                       6.50        1/01/03          33,845
            New Mexico (0.4%)
     6,345  Chaves County Hospital RB, Series 1992                7.25       12/01/10           6,862
            New York (19.3%)
            Dormitory Auth. Mental Health Services
               Facilities Improvement RB
     2,055     Series 1997A                                       5.75        2/15/10           2,137
     2,000     Series 1997A                                       5.75        2/15/11           2,054
     2,000     Series 1997A                                       5.75        2/15/12           2,062
     2,460     Series 1997B                                       5.75        2/15/10           2,558
     4,050     Series 1997B                                       5.75        2/15/12           4,193
     4,675     Series 1997B                                       5.50        8/15/17           4,652
            Dormitory Auth. RB
     7,625     Series 1993A                                       5.88        5/15/11           8,169
    10,300     Series 1993A                                       5.63        5/15/13          10,378
     2,725     Series 1994B                                       5.90        5/15/06           2,897
     2,500     Series 1994B                                       6.00        5/15/07           2,662
     1,000     Series 1995A                                       5.88        5/15/07           1,061
     2,000     Series 1995A                                       5.90        5/15/08           2,120
     3,500     Series 1995A                                       6.00        5/15/09           3,701
     2,250     Series 1995A                                       6.00        5/15/10           2,376
     2,175     Series 1995A                                       6.00        5/15/11           2,305
     5,000     Series 1996                                        5.50        7/01/09           5,073
     3,495     Series 1996B                                       6.50        8/15/10           3,910
     4,065  Dormitory Auth. RB, Lutheran Center at Poughkeepsie,
               Series 1997 (CRE)                                  6.00        7/01/14           4,221
            Dormitory Auth. RB, New York City University
     5,000     1996 Series 2                                      6.00        7/01/09           5,287
     1,760     1996 Series 2                                      6.00        7/01/10           1,863
     5,500     Series 1993A                                       5.75        7/01/13           5,804
     2,680  Dormitory Auth. RB, Nyack Hospital, Series 1996       6.00        7/01/06           2,817
            Dormitory Auth. State University Educational
               Facilites RB
    14,120     Series 1996                                        5.75        5/15/13          14,618
     7,000     Series 1996                                        5.75        5/15/16           7,145
     6,550  Environmental Facilities Corp. PCRB,
               Series 1991E                                       6.40        6/15/03           7,132
            Housing Finance Agency Service Contract RB
     2,275     Series 1995A                                       6.25        9/15/10           2,444
     4,420     Series 1996A                                       6.00        9/15/16           4,567
            Medical Care Facilities Finance Agency RB
     5,000     Series 1994A (CRE)                                 6.40        2/15/07           5,575
     5,000     Series 1994A (CRE)                                 6.50        2/15/08           5,589
    10,000     Series 1994A                                       6.13        8/15/13          10,292
     2,675     Series 1995A                                       6.70        2/15/05           2,921
     2,750     Series 1995A                                       6.70        8/15/05           2,999
     2,860     Series 1995A                                       6.75        2/15/06           3,131
     2,940     Series 1995A                                       6.75        8/15/06           3,231
     3,045     Series 1995A                                       6.80        2/15/07           3,346
     3,130     Series 1995A                                       6.80        8/15/07           3,439
     7,725     Series 1995A                                       6.00       11/15/10           8,150
     5,700     Series 1995A                                       6.80        8/15/12           6,191
    22,230  Metropolitan Transportation Auth. Service
               Contract RB, Series P                              5.75        7/01/15          22,518
     1,625  Mortgage Agency RB, Series EE-1                       7.75       10/01/00           1,678
     3,235  New York City Capital Improvement Bonds 34th
               St. Partnership, Series 1993                       5.50        1/01/14           3,258
            New York City GO
     1,375     Series 1991D                                       8.00        8/01/99           1,470
    10,160     Series 1991D                                       8.00        8/01/99          10,835
       615     Series 1992H                                       6.88        2/01/04(a)          685
    12,165     Series 1992H                                       6.88        2/01/04          13,269
    17,000     Series 1993B                                       6.75       10/01/04          18,626
     9,000     Series 1993C                                       6.50        8/01/04           9,743
    15,000     Series 1994A                                       6.25        8/01/08          16,106
    10,000     Series 1996G                                       5.75        2/01/10          10,362
     5,000     Series 1997I                                       6.00        4/15/12           5,255
    13,000  New York City Municipal Assistance Corp. RB,
               Series 67                                          7.30        7/01/00          13,950
            New York City Municipal Water Finance RB
     3,295     Series 1992A                                       6.70        6/15/03           3,580
     3,345     Series 1992A                                       6.70        6/15/03(a)        3,661
            Thruway Auth. RB
     7,500     Series 1995                                        6.00        4/01/09           7,968
     2,150     Series 1995                                        6.10        4/01/10           2,292
            Urban Development Corp. RB
    20,955     Series 1993                                        5.75        1/01/13          21,287
    21,700     Series 1993                                        5.50        1/01/15          21,711
            North Carolina (0.3%)
     6,000  Municipal Power Agency #1 RB, Series 1992             6.00        1/01/04           6,367
            Ohio (0.6%)
     6,750  Dayton Special Facilities RB, Series 1988C            6.05       10/01/09           7,211
     4,000  IDA RB, Series 1992                                   5.75       12/01/02           4,252
            Oklahoma (0.9%)
            Holdenville Industrial Auth. RB
     1,650     Series 1995                                        6.60        7/01/10           1,781
     3,250     Series 1995                                        6.70        7/01/15           3,433
            Industries Auth. Health Facilities RB
     2,350     Series 1989A                                       7.30        6/01/01(a)        2,518
     2,045     Series 1989A                                       7.30        6/01/01           2,184
     2,355  Tulsa County Home Finance Auth. RB,
               Series 1990 (CRE)                                  7.10        5/01/02           2,588
     4,500  Valley View Hospital Auth. RB, Series 1996            5.75        8/15/06           4,518
            Oregon (0.1%)
     1,250  Clackamas County Hospital Facility Auth. RB,
               Series 1997                                        6.10       11/01/12           1,281
            Pennsylvania (4.6%)
    35,000  Finance Auth. RB                                      6.60       11/01/09          38,032
     9,440  GO, Second Series 1992                                6.11(b)     7/01/04           6,883
     8,000  Harrisburg Water Auth. RB, Series 1993 (CRE)          5.88        6/18/15           8,389
     3,565  Housing Finance Agency RB, Series 1992                5.90        7/01/04           3,780
     6,000  Montgomery County IDA RB, Series 1996B                5.63       11/15/12           6,036
    17,500  Philadelphia Water and Wastewater RB,
               Series 1993 (CRE)                                  5.65        6/15/12          18,060
     5,000  York County IDA RB, Series 1992                       6.25        7/01/02           5,372
            Puerto Rico (4.8%)
            Electric Power Auth. RB
     5,000     Series S                                           7.00        7/01/06           5,808
     4,420     Series X                                           5.80        7/01/09           4,641
     4,500     Series X                                           5.90        7/01/10           4,742
     4,000     Series X                                           6.00        7/01/11           4,248
     4,220     Series Z                                           5.50        7/01/12           4,286
    22,200  Housing Bank and Finance Agency RB                    7.50       12/01/06          25,970
     8,005  Municipal Finance Agency RB, Series 1992A             5.80        7/01/04           8,470
    14,060  Public Building Auth. GO, Series K                    6.50        7/01/03          15,400
            Public Improvement GO
     7,500     Series 1994                                        6.10        7/01/06           8,187
     7,825     Series 1994                                        6.20        7/01/07           8,497
            Rhode Island (1.6%)
            Health and Educational Building Corp. RB
     3,385     Series 1996 (CRE)                                  5.50        5/15/12           3,484
     7,600     Series 1996 (CRE)                                  5.50        5/15/16           7,691
            Housing and Mortgage Finance Corp. RB
     6,180     Series 15-B                                        6.30       10/01/07           6,612
     7,600     Series 1995A (CRE)                                 5.70        7/01/07           8,090
     3,870  Rhode Island Housing and Mortgage Finance
               Corp. RB, Series 25A                               5.60       10/01/17           3,900
            South Carolina (0.2%)
     3,000  Marion County Hospital District RB (CRE)              5.50       11/01/15           2,996
            South Dakota (0.3%)
     5,400  Rapid City IDA RB, Series 1990                        7.25       11/01/00           5,832
            Tennessee (0.8%)
     3,000  Health, Educational and Housing Facilities Board
               of the County of Knox RB, Series 1996 (CRE)        5.50        4/15/11           3,067
    24,540  Housing Development Agency RB, Issue 97-3B            5.73(b)     7/01/16           8,529(c)
     3,325  Memphis Shelby County Airport Auth. Special
               Facilities RB, Series 1997                         5.35        9/01/12           3,335
            Texas (5.8%)
            Bastrop ISD GO
     1,855     Series 1997 (CRE)                                  5.55(b)     2/15/14             788
     3,030     Series 1997 (CRE)                                  5.55(b)     2/15/15           1,211
     3,055     Series 1997 (CRE)                                  5.60(b)     2/15/16           1,159
     3,155     Series 1997 (CRE)                                  5.60(b)     2/15/17           1,124
    12,000  Bexar County Health Facilities Development Corp. RB,
               Series 1993 (CRE)                                  5.88       11/15/10          12,649
     2,340  Brazos County Health Facilities RB, Series 1989B      7.50        1/01/01(a)        2,430
            Fort Worth Higher Education Finance Corp. RB
       515     Series 1997A                                       5.50       10/01/06             523
       545     Series 1997A                                       5.50       10/01/07             551
       575     Series 1997A                                       5.63       10/01/08             584
     2,670     Series 1997A                                       6.00       10/01/12           2,732
    15,400  Gulf Coast Waste Disposal Auth. PCRB, Series 1992     6.13       11/01/04          16,756
     6,200  Gulf Coast Waste Disposal Auth. RB, Series 1994       5.70        5/01/06           6,570
            Houston Water and Sewer Systems RB
       175     Series 1992B                                       6.00       12/01/04(a)          191
     4,825     Series 1992B                                       6.00       12/01/04           5,238
    11,700  Lower Colorado River Auth. RB, Series 1992 (CRE)      6.45(b)     1/01/03           9,222
     8,565  Municipal Power Agency RB, Series 1987                5.50        9/01/13           8,566
    11,790  Public Finance Auth. RB (CRE)                         6.06(b)     2/01/04           8,793
            San Antonio Electric and Gas Systems RB
     3,005     Series 1989                                        7.00        2/01/01(a)        3,164
     1,185     Series 1989                                        7.00        2/01/01           1,246
    10,000     Series 1991B (CRE)                                 6.38(b)     2/01/04           7,457
     4,000  Trinity River IDA RB                                  7.25        2/01/04           4,559
     6,075  Tyler Health Facilities Development Corp.
               Hospital RB, Series 1993B                          6.63       11/01/11           6,406
     5,435  Water Resources Finance Auth. RB, Series 1989         7.25        2/15/01           5,645
            Utah (2.4%)
       550  Housing Finance Agency RB, Series 1985B               5.30        7/01/07             559
            Intermountain Power Agency RB
     8,105     Series 1987A (CRE)                                 5.00        7/01/12           7,866
    16,430     Series 1988B (CRE)                                 6.48(b)     7/01/03          12,659
    21,895     Series 1988B (CRE)                                 6.18(b)     7/01/04          16,016
     7,000  Juab County PCRB, Series 1991                         6.00(d)     8/01/11           7,003
            Virginia (0.9%)
    11,100  Housing Development Auth. Commonwealth
               Mortgage RB, Series 1990B, Subseries B5            6.90        7/01/13          11,624
     5,000  Isle of Wight County IDA PCRB, Series 1994            5.80        5/01/04           5,239
            Washington (2.0%)
    12,115  GO, Series 1997E                                      5.00        7/01/14          12,087
    15,800  GO, Series R-1989B                                    7.20        9/01/00          16,266
     3,255  Health Care Facilities Auth. RB, Series 1997A (CRE)   5.13        8/15/17           3,162
     5,500  King County GO, Series 1993A                          5.90       12/01/07           5,855
            West Virginia (1.0%)
    16,940  School Building Auth. RB, Series 1994                 6.25        7/01/04          18,421
            Wisconsin (1.3%)
            Health and Educational Facilities Auth. RB
    11,500     Series 1993 (CRE)                                  5.25        8/15/12          11,476
     4,130     Series 1995A (CRE)                                 5.25        8/15/12           4,121
            Professional Baseball Park District RB
     1,500     Series 1996 (CRE)                                  5.50       12/15/13           1,541
     2,540     Series 1996 (CRE)                                  5.55       12/15/14           2,609
     2,275     Series 1996 (CRE)                                  5.60       12/15/15           2,336
     2,750     Series 1996 (CRE)                                  5.65       12/15/16           2,824
            Wyoming (0.1%)
       306  Farm Loan Board COP, Series 1989 (CRE)                6.50       12/01/99             307
                                                                                           ----------
            Total fixed rate instruments (cost: $1,577,664)                                 1,684,058
                                                                                           ----------


                                                Put Bonds (6.7%)
            Alabama (0.2%)
     4,000  Housing Finance Auth. MFH RB, Series 1992C (CRE)      5.90        8/01/07           4,066
            California (0.2%)
     3,535  Woodland MFH RB, Series 1994A                         6.05       12/01/24           3,717
            Florida (1.0%)
     9,880  Broward County Housing Finance Auth. MFH RB,
               Series 1991 (CRE)                                  7.20        5/01/07          10,186
            Housing Finance Agency MFH RB
     4,300     Series 1996R-1 (CRE)                               5.65       12/01/26           4,520
     4,500     Series 1996S-1 (CRE)                               5.65       12/01/26           4,731
            Illinois (1.6%)
    13,420  Arlington Heights MFH RB, Series 1991 (CRE)           7.25        5/01/11          13,834
    14,295  Hoffman Estates MFH RB, Series 1996                   5.75        6/01/21          15,035
            Kansas (0.4%)
     6,590  Merriam MFH RB, Series 1991A (CRE)                    7.25        4/01/21           6,861
            Louisiana (0.3%)
     4,360  Shreveport Home Mortgage Auth. RB,
               Series 1995A (CRE)                                 6.40        9/01/25           4,585
            New Mexico (0.6%)
            Bernalillo County MFH RB
     7,700     Series 1994A (CRE)                                 6.50       10/01/19           8,077
     3,320     Series 1995 (CRE)                                  5.80       11/01/25           3,526
            Ohio (0.3%)
     5,500  Montgomery County IDA RB, Series 1992 (CRE)           6.50        2/01/07           5,922
            Pennsylvania (0.4%)
            Philadelphia IDA RB
     3,500     Series 1997A                                       6.50       10/01/27           3,627
     4,000     Series 1997B                                       6.50       10/01/27           4,146
            Texas (0.1%)
     2,500  Gregg County Housing Finance Corp. RB,
               Series 1995A (CRE)                                 6.40        9/01/25           2,659
            Utah (0.9%)
            Salt Lake County MFH RB
    10,240     Series 1995A-1 (CRE)                               5.70       10/01/25          10,633
     6,500     Series 1995B-1 (CRE)                               5.70       10/01/25           6,749
            Washington (0.7%)
            Chelan County Public Utility District #1 RB
     5,650     Series E                                           5.70        7/01/68           5,806
     6,845     Series E                                           5.70        7/01/68           6,990
                                                                                           ----------
            Total put bonds (cost: $120,144)                                                  125,670
                                                                                           ----------


                                          Variable Rate Demand Notes (2.6%)
            California (0.1%)
       600  Irvine Ranch Water District RB, Series 1993A (CRE)    3.65        5/01/09             600
            Colorado (0.1%)
     1,200  Denver City and County MFH RB, Series 1985 (CRE)      4.00       12/01/09           1,200
            District of Columbia (0.1%)
     1,900  GO, Series 1991B-1 (CRE)                              3.95        6/01/03           1,900
            Florida (0.3%)
     4,900  Atlantic Beach Improvement and Refunding RB,
               Series 1994B (CRE)                                 3.95       10/01/24           4,900
       800  Volusia County Health Facilities Auth. RB,
               Series 1995 (CRE)                                  3.85        9/01/20             800
            Illinois (0.3%)
     5,800  Housing Development Auth. RB, Series 1985U (CRE)      4.30        1/01/08           5,800
            Louisiana (0.1%)
       700  Public Facilities Auth. MFH RB, Series 1991 (CRE)     4.00        7/01/09             700
            New York (0.7%)
    13,900  New York City Housing Development Corp. RB,
               Series 1984A (CRE)                                 4.65       12/01/16          13,900
            Oregon (0.2%)
     3,800  Medford Hospital Facilities Auth. RB,
               Series 1985 (CRE)                                  4.25       12/01/15           3,800
            Virginia (0.7%)
    10,900  Henrico County IDA RB, Series 1994 (CRE)              3.95        5/01/24          10,900
     3,200  Loudoun County IDA Residential Care Facility RB,
               Series 1994B (CRE)                                 4.35       11/01/24           3,200
                                                                                           ----------
            Total variable rate demand notes (cost: $47,700)                                   47,700
                                                                                           ----------
            Total investments (cost: $1,745,508)                                           $1,857,428
                                                                                           ==========

                                       Portfolio Summary By Industry
                                       -----------------------------
                            Hospitals                                  16.4%
                            General Obligations                        13.4
                            Housing - Multi-Family                      9.6
                            Special Assessment/Tax/Fee                  8.2
                            Electric Power                              7.0
                            Toll Roads                                  5.3
                            Housing - Single-Family                     4.7
                            Paper & Forest Products                     4.7
                            Education                                   4.3
                            Finance - Municipal                         2.5
                            Buildings                                   2.3
                            Escrowed Securities                         2.3
                            Retirement Homes                            1.8
                            Transportation - Miscellaneous              1.8
                            Student Loan                                1.7
                            Healthcare - Miscellaneous                  1.6
                            Water/Sewer                                 1.4
                            Airports                                    1.3
                            Nursing Care                                1.3
                            Sales Tax Obligations                       1.3
                            Water Utilities                             1.3
                            Gaming Companies                            1.1
                            Other                                       4.0
                                                                       ----
                            Total                                      99.3%
                                                                       ====

                           Portfolio Summary By State
                           --------------------------
Alabama           .3%      Alaska                 .5%     Arizona            .2%
Arkansas         1.0       California            6.8      Colorado          1.5
Connecticut      1.1       District of Columbia  3.7      Florida           3.2
Georgia          1.3       Illinois              6.4      Indiana           3.2
Iowa              .8       Kansas                 .4      Louisiana         1.8
Maine            2.3       Maryland              1.8      Massachusetts     1.5
Michigan         2.5       Minnesota             1.5      Mississippi        .6
Missouri          .1       Montana                .3      Nevada             .8
New Hampshire     .6       New Jersey            3.1      New Mexico        1.0
New York        20.0       North Carolina         .3      Ohio               .9
Oklahoma          .9       Oregon                 .3      Pennsylvania      5.0
Puerto Rico      4.8       Rhode Island          1.6      South Carolina     .2
South Dakota      .3       Tennessee              .8      Texas             5.9
Utah             3.3       Virginia              1.6      Washington        2.7
West Virginia    1.0       Wisconsin             1.3      Wyoming            .1
                                                                           ----
                                                          Total            99.3%
                                                                           ====

Short-Term Fund
Portfolio of Investments in Securities
(In Thousands)

September 30, 1997
(Unaudited)

  Principal                                                      Coupon        Final         Market
   Amount                        Security                         Rate       Maturity         Value
   ------                        --------                         ----       --------         -----

                                                    Fixed Rate Instruments (67.7%)
            Alaska (1.0%)
            North Slope Borough GO
 $   7,000     Series 1988G (CRE)                                 8.35%       6/30/98      $    7,223
     1,250     Series 1995A (CRE)                                 4.85(b)     6/30/99           1,159
            Arizona (2.0%)
     1,750  Educational Loan Marketing Corp. RB, Series 1992A     6.70        3/01/00           1,835
            Maricopa County Hospital RB
     2,545     Series 1997                                        4.75        4/01/99           2,561
     2,665     Series 1997                                        5.00        4/01/00           2,692
     2,525     Series 1997                                        5.10        4/01/01           2,560
     2,260     Series 1997                                        5.25        4/01/02           2,299
     3,045     Series 1997                                        5.35        4/01/03           3,107
     2,180     Series 1997                                        5.35        4/01/04           2,219
            Arkansas (0.1%)
       815  St. Francis County Hospital RB, Series 1985           5.40       12/01/97             817
            California (3.5%)
     2,550  Central Valley Cogeneration RB, Series 1993           5.40        7/01/00           2,614
     4,710  Pleasanton Joint Powers Financing Auth. RB,
               Series 1993A                                       5.20        9/02/98           4,766
            Sacramento Cogeneration Auth. RB
     1,000     Series 1995                                        5.70        7/01/00           1,033
     1,000     Series 1995                                        5.80        7/01/01           1,044
       900     Series 1995                                        5.90        7/01/02             949
       900     Series 1995                                        6.00        7/01/03             958
    12,615  San Joaquin Hills Transportation Corridor
               Agency Senior Lien RB                              7.10(b)     1/01/00          11,486
     3,500  San Joaquin Hills Transportation Corridor
               Agency Senior Lien RB                              7.16(b)     1/01/01           3,042
     1,500  Statewide Communities Development Auth. COP           4.80        1/01/00           1,507
     1,500  Statewide Communities Development Auth. COP           5.00        1/01/01           1,507
     1,000  Statewide Communities Development Auth. COP           5.10        1/01/02           1,005
            Connecticut (1.2%)
            Mashantucket (Western) Pequot Tribe RB
     2,000     Series 1996A                                       6.25        9/01/01           2,105(e)
     2,500     Series 1996A                                       6.25        9/01/02           2,664(e)
     3,000     Series 1996A                                       6.25        9/01/03           3,223(e)
     2,500     Series 1996A                                       6.50        9/01/06           2,759(e)
            District of Columbia (2.7%)
    18,790  GO, Series 1994A-3                                    4.70        6/01/99          18,911
            Hospital RB
     1,450     Series 1996A (CRE)                                 5.00        8/15/02           1,482
     1,530     Series 1996A (CRE)                                 5.50        8/15/03           1,602
     1,610     Series 1996A (CRE)                                 5.50        8/15/04           1,687
            Florida (0.3%)
     1,470  Nassau County PCRB                                    5.60        6/01/00           1,510
     1,115  Orange County Health Facilities Auth. RB,
               Series 1995                                        5.63        7/01/01           1,127
            Georgia (0.5%)
     4,000  Camden County Development Auth. PCRB,
               Series 1997                                        5.25        4/01/02           4,077
            Guam (4.6%)
            GO
    18,310     Series 1994A                                       5.75        8/15/99          18,688
     2,000     Series 1994A                                       5.25        9/01/99           2,018
     5,000     Series 1995A                                       5.38        9/01/00           5,040
    10,000     Series 1995A                                       5.50        9/01/01          10,083
            Power Auth. RB
     1,640     Series 1994A                                       5.50       10/01/99           1,665
     1,725     Series 1994A                                       5.60       10/01/00           1,764
            Illinois (3.5%)
    16,265  Chicago Water RB (CRE)                                5.00(b)    11/01/05          11,105
     9,000  Cook County GO (CRE)                                  7.38       11/01/08(a)        9,759
            Development Finance Auth. RB
     1,215     Series 1995                                        6.13        3/01/98           1,221
     1,285     Series 1995                                        6.25        3/01/99           1,307
     2,490  Health Facilities Auth. RB, Series 1996               5.60        1/01/02           2,553
     4,310  Hodgkins Tax Increment RB, Series 1995A               6.90       12/01/01           4,533
            Indiana (4.4%)
     6,745  Development Finance IDA RB, Series 1996               4.80        6/01/00           6,844
            Health Facility Financing Auth. RB
    20,300     Series 1993                                        5.40       11/01/05          21,083
     8,400     Series 1994                                        5.38        7/01/01           8,670
     1,400  Marion County Hospital Auth. RB, Series 1992          5.25       10/01/97           1,400
            Louisiana (4.1%)
    11,310  De Soto Parish PCRB, Series 1993A                     5.05       12/01/02          11,619
            Offshore Terminal Auth. RB
     7,920     Series 1992B                                       6.00        9/01/01           8,347
     5,000     Series 1992B                                       6.20        9/01/03           5,389
     5,830     Series 1994B                                       5.85        9/01/00           6,060
     3,440  St. Charles Parish PCRB                               7.63        6/01/03           3,601
            Maine (1.6%)
            Jay PCRB
     5,500     Series 1994A                                       4.65        9/01/02           5,526
     8,305     Series 1994B                                       4.70        6/01/02           8,360
            Massachusetts (2.7%)
            New England Education Loan Marketing Corp. RB
    17,000     Series 1985A                                       5.80        3/01/02          17,861
     5,000     Series 1992A                                       6.13        9/01/99           5,182
            Michigan (1.7%)
            Hospital Finance Auth. RB
     3,500     Series 1995                                        7.00       10/01/01           3,740
     3,500     Series 1995A                                       6.80       10/01/00           3,675
       210     Series 1996                                        4.70       10/01/98             211
       245     Series 1996                                        5.00       10/01/99             248
       255     Series 1996                                        5.30       10/01/00             259
       130     Series 1996                                        5.50       10/01/01             133
       275     Series 1996                                        5.70       10/01/02             283
       285     Series 1996                                        5.80       10/01/03             294
     5,800  Monroe Economic Development Corp. PCRB,
               Series 1997                                        5.00        2/01/03           5,881
            Minnesota (0.7%)
     5,850  Minneapolis Temporary Parking Ramp RB,
               Series 1997A                                       4.75        6/01/00           5,849
            New Jersey (0.1%)
     1,050  Camden County Improvement Auth. RB, Series 1997       4.75        2/15/00           1,053
            New York (15.9%)
            Dormitory Auth. RB
     1,285     Series 1994B                                       5.10        5/15/99           1,304
     2,190     Series 1994B                                       5.30        5/15/00           2,243
     6,450     Series 1995A                                       5.10        5/15/00           6,573
     6,350     Series 1995A                                       5.25        5/15/01           6,530
     7,500     Series 1995A                                       5.40        5/15/02           7,750
       705     Series 1996                                        5.10        7/01/98             708
     1,160     Series 1996                                        5.35        7/01/99           1,174
     1,170     Series 1996                                        5.65        7/01/01           1,198
     3,245     Series 1996-2                                      5.00        7/01/00           3,301
     1,285     Series 1996-2                                      5.10        7/01/01           1,316
            Dormitory Auth. University Educational
               Facilities RB
     1,000     Series 1996                                        4.90        5/15/00           1,015
     1,350     Series 1996                                        5.00        5/15/01           1,377
     1,000     Series 1996                                        5.10        5/15/02           1,021
     1,250  Dormitory Department of Health RB, Series 1996        4.75        7/01/01           1,265
    25,805  Environmental Facilities Corp. PCRB, Series 1994A     5.50        6/15/99          26,386
     5,325  Medical Care Facilities Finance Agency RB,
               Series 1994A (CRE)                                 5.80        2/15/01           5,588
            New York City GO
    10,000     Series 1994D                                       6.00        8/15/99          10,323
        35     Series 1994H                                       5.30        8/01/99              36
     7,965     Series 1994H                                       5.30        8/01/99           8,120
     5,000     Series 1995A                                       5.40        8/01/00           5,147
     5,000     Series 1995D                                       6.50        2/01/02           5,365
     1,385     Series 1996K                                       5.50        4/01/01           1,444
     1,940     Series 1996K                                       5.50        4/01/01           2,007
     4,010  State COP                                             4.90        2/01/02           4,058
     4,040  State COP                                             4.90        8/01/02           4,094
     2,035  State COP                                             5.00        2/01/03           2,069
    11,165  The City University of New York COP                   5.75        8/15/03          11,794
     7,880  Thruway Auth. RB, Series 1995                         5.10        4/01/01           8,041
            Urban Development Corp. RB
     4,400     Series 1993                                        5.25        1/01/03           4,523
     1,715     Series 7                                           4.75        1/01/02           1,726
            North Carolina (1.3%)
    11,000  Eastern Municipal Power Agency RB, Series 1996A       5.10        1/01/00          11,132
            Oklahoma (0.5%)
            Holdenville Industrial Auth. RB
     1,115     Series 1995                                        5.45        7/01/00           1,139
     1,380     Series 1995                                        6.15        7/01/04           1,470
       510     Series 1995                                        6.35        7/01/06             548
       990  Valley View Hospital Auth. RB, Series 1996            5.00        8/15/98             993
            Pennsylvania (6.5%)
            Beaver County Finance Auth. RB
    18,175     Series 1986A (CRE)                                 8.00       11/01/09(a)       19,067
     8,545     Series 1986B (CRE)                                 8.00       11/01/09(a)        8,964
     4,875  Delaware IDA Refunding RB, Series 1997A               5.50        1/01/00           4,977
     4,435  East Hempfield Township IDA RB, Series 1996           5.00        8/01/01           4,527
    17,290  Higher Education Assistance Agency Student Loan RB,
               Series 1985A (CRE)                                 6.80       12/01/00          18,464
            Puerto Rico (3.3%)
     9,431  Centro de Recaudaciones de Ingresos Municipales COP   6.85       10/17/03           9,876(e)
            Electric Power Auth. RB
     5,000     Series 1997AA                                      5.00        7/01/03           5,145
     5,000     Series 1997AA                                      5.00        7/01/04           5,138
     4,365     Series S                                           6.00        7/01/99           4,505
     3,600     Series T                                           6.00        7/01/99           3,719
            Tennessee (0.3%)
     2,500  Shelby County Hospital RB, Series 1993                5.10       11/01/03           2,502
            Texas (2.9%)
            Abilene Higher Education Facilities Corp. RB
     1,335     Series 1995                                        5.30       10/01/99           1,355
     1,280     Series 1995                                        5.40       10/01/00           1,313
     1,480     Series 1995                                        5.50       10/01/01           1,527
     1,000     Series 1995                                        5.60       10/01/02           1,034
     6,000  Calhoun County Navigation IDA PCRB, Series 1995       4.65        6/01/01           6,054
     1,450  Houston Water and Sewer System RB, Series 1992B       4.90       12/01/97           1,453
     2,500  Lampasas County IDC RB, Series 1997                   5.20       12/01/01           2,537
            Northeast Hospital Auth. RB
     1,230     Series 1997                                        5.10        5/15/00           1,241
     1,285     Series 1997                                        5.25        5/15/01           1,303
     2,870     Series 1997                                        5.40        5/15/03           2,921
     4,090  Pasadena GO, Series 1994                              5.75        2/15/99           4,182
            West Virginia (2.3%)
     6,000  Kanawha County PCRB, Series 1997                      5.25        4/01/02           6,115
    13,480  School Building Auth. Capital Improvement RB,
               Series 1994                                        6.00        7/01/00          14,102
                                                                                           ----------
            Total fixed rate instruments (cost: $569,279)                                     583,633
                                                                                           ----------

                                               Put Bonds (12.1%)
            California (3.0%)
     3,450  Brentwood Infrastructure Financing Auth.
               Capital Improvement RB, Series 1996 (CRE)          5.25        6/01/26           3,506
     7,325  Redwood MFH RB, Series 1985B (CRE)                    5.20       10/01/08           7,370
     4,000  Santa Rosa Housing Auth. MFH RB,
               Series 1995E (CRE)                                 4.85        9/01/07           4,001
     6,335  South Gate Public Financing Auth. Tax
               Allocation Bonds, Series 1997 (CRE)                4.75        9/01/19           6,489
     4,695  Vallejo Housing Auth. MFH RB, Series 1985A (CRE)      5.00        6/01/07           4,700
            Florida (2.9%)
            Housing Finance Agency MFH RB
     5,000     Series 1983F (CRE)                                 5.35       12/01/05           5,085
     4,000     Series 1983G (CRE)                                 5.35       12/01/05           4,068
     5,000     Series 1987 (CRE)                                  4.85        2/01/08           5,078
     5,200     Series 1995D (CRE)                                 5.10        4/01/13           5,259
     5,630     Series 1995K (CRE)                                 4.85       12/01/05           5,669
            Louisiana (2.4%)
    20,000  Public Facilities Auth. RB, Series 1985B-1 (CRE)      5.00       12/01/15          20,348
            Minnesota (0.9%)
     7,500  Minneapolis and St. Paul Housing and
               Redevelopment RB, Series 1996A (CRE)               5.13        6/01/32           7,506
            Pennsylvania (0.5%)
     3,800  Armstrong County Hospital Auth. RB,
               Series 1992A (CRE)                                 5.25       11/01/12           3,921
            Texas (1.6%)
     7,990  Lewisville Contract Revenue and Special
               Assessment Bonds, Series 1996 (CRE)                5.00        5/01/21           8,119
     6,000  Tarrant County Housing Finance Corp. MFH RB,
               Series 1985 (CRE)                                  4.90        9/01/06           6,000
            Wyoming (0.8%)
     6,725  Community Development Auth. Housing RB,
               Series 1997-3                                      5.25        6/01/17           6,871
                                                                                           ----------
            Total put bonds (cost: $102,650)                                                  103,990
                                                                                           ----------


                                                  Variable Rate Demand Notes (18.2%)
            California (2.3%)
       100  Azusa MFH RB, Series 1994 (CRE)                       4.15        7/15/15             100
       700  Covina Redevelopment Agency MFH RB,
               Series 1994A (CRE)                                 4.15       12/01/15             700
    17,100  Fontana COP, Series 1991 (CRE)                        4.30        7/01/21          17,100
     1,890  Sacramento County MFH RB, Series 1988B (CRE)          4.85       12/01/98           1,890
       310  Statewide Communities Development Auth. RB,
               Series 1995D (CRE)                                 4.00       12/01/22             310
            Florida (1.4%)
       490  Atlantic Beach Improvement and Refunding RB,
               Series 1994B (CRE)                                 3.95       10/01/24             490
     2,200  Brevard County Housing Finance Auth. MFH RB,
               Series 1993 (CRE)                                  4.15        7/01/05           2,200
     3,300  Housing Finance Agency MFH RB,
               Series 1985GGG (CRE)                               4.20       12/01/08           3,300
     5,950  Orange County Housing Finance Auth. MFH RB,
               Series 1991A (CRE)                                 4.10       10/01/10           5,950
            Illinois (1.1%)
     9,145  Housing Development Auth. RB, Series 1985U (CRE)      4.30        1/01/08           9,145
       815  West Frankfort Commercial Redevelopment RB            6.59        4/01/07             815
            Kansas (0.5%)
     3,240  Kansas City PCRB, Series 1985                         3.85       11/01/07           3,240
     1,100  Wichita Health Systems RB, Series 1985XXV (CRE)       4.25       10/01/11           1,100
            Louisiana (0.8%)
     5,000  Public Facilities Auth. MFH RB, Series 1991 (CRE)     4.00        7/01/09           5,000
     2,280  Public Facilities IDA RB, Series 1985 (CRE)           3.85       12/01/15           2,280
            Minnesota (0.6%)
       400  Cohasset RB, Series 1997A (CRE)                       3.85        6/01/20             400
     4,600  St. Louis Park IDRB, Series 1984 (CRE)                4.10        8/01/14           4,600
            New Jersey (0.7%)
     4,550  Economic Development Auth. RB, Series 1989 (CRE)      4.25       12/01/19           4,550
     1,970  Newark Healthcare Facility RB, Series A (CRE)         4.15        6/01/30           1,970
            New Mexico (0.1%)
       100  Farmington PCRB, Series 1994A (CRE)                   4.15       11/01/13             100
            New York (6.1%)
     3,700  Chautauqua County IDA IDRB, Series 1984A (CRE)        4.55        1/01/00           3,700
            New York City Housing Development Corp. RB
    34,290     Series 1984A (CRE)                                 4.65       12/01/16          34,290
    12,475     Series 1985A (CRE)                                 4.65       12/01/09          12,475
     1,800  St. Lawrence County IDA PCRB, Series 1985 (CRE)       3.85       12/01/07           1,800
            Oregon (0.3%)
     3,000  Medford Hospital Facilities Auth. RB,
               Series 1991 (CRE)                                  4.25        5/01/21           3,000
            South Carolina (0.3%)
     2,400  Sumter County IDRB, Series 1982 (CRE)                 4.43       12/01/02           2,400
            Texas (3.4%)
    19,600  Amarillo Health Facilities Corp. RB,
               Series 1985 (CRE)                                  4.25        5/31/25          19,600
     2,955  Boatmen's St. Louis Grantor Trust #1 COP,
               Series 1996A (CRE)                                 4.20        6/30/01           2,955
     7,200  Port Arthur Navigation District IDC PCRB,
               Series 1985 (CRE)                                  3.95        5/01/03           7,200
            Virginia (0.5%)
     3,700  Henrico County IDA RB, Series 1994 (CRE)              3.95        5/01/24           3,700
       300  Loudoun County IDA Residential Care Facility RB,
               Series 1994B (CRE)                                 4.35       11/01/24             300
            Washington (0.1%)
       600  Port of Vancouver RB, Series 1984A (CRE)              4.25       12/01/09             600
                                                                                           ----------
            Total variable rate demand notes (cost: $157,260)                                 157,260
                                                                                           ----------
            Total investments (cost: $829,189)                                             $  844,883
                                                                                           ==========

                                       Portfolio Summary By Industry
                                       -----------------------------

                            Housing - Multi-Family                     14.2%
                            General Obligations                        11.4
                            Hospitals                                  11.0
                            Special Assessment/Tax/Fee                  7.5
                            Education                                   5.7
                            Finance - Municipal                         5.6
                            Student Loan                                5.0
                            Electric Power                              4.6
                            Paper & Forest Products                     3.1
                            Water Utilities                             3.1
                            Buildings                                   2.7
                            Toll Roads                                  2.6
                            Healthcare - Miscellaneous                  2.4
                            Ports/Wharfs                                2.4
                            Water/Sewer                                 1.9
                            Housing - Single-Family                     1.7
                            Chemicals                                   1.6
                            Conglomerates                               1.5
                            Retirement Homes                            1.4
                            Escrowed Securities                         1.3
                            Gaming Companies                            1.2
                            Other                                       6.1
                                                                       ----
                            Total                                      98.0%
                                                                       ====

                        Portfolio Summary By State
                        --------------------------

Alaska           1.0%      Arizona          2.0%     Arkansas                .1%
California       8.8       Connecticut      1.2      District of Columbia   2.7
Florida          4.6       Georgia           .5      Guam                   4.6
Illinois         4.6       Indiana          4.4      Kansas                  .5
Louisiana        7.3       Maine            1.6      Massachusetts          2.7
Michigan         1.7       Minnesota        2.2      New Jersey              .8
New Mexico        .1       New York        22.0      North Carolina         1.3
Oklahoma          .5       Oregon            .3      Pennsylvania           7.0
Puerto Rico      3.3       South Carolina    .3      Tennessee               .3
Texas            7.9       Virginia          .5      Washington              .1
West Virginia    2.3       Wyoming           .8                            ----
                                                     Total                 98.0%
                                                                           ====


Tax Exempt Money Market Fund
Portfolio of Investments in Securities
(In Thousands)

September 30, 1997
(Unaudited)

  Principal                                                      Coupon        Final
   Amount                        Security                         Rate       Maturity         Value
   ------                        --------                         ----       --------         -----


                                   Variable Rate Demand Notes (58.0%)
            Alabama (0.8%)
 $   9,500  Evergreen Board IDRB, Series 1985 (CRE)               3.75%      12/01/04      $    9,500
     2,650  Phenix City IDB Enviromental Improvement RB,
               Series 1990B (CRE)                                 3.95       10/01/25           2,650
            Arizona (3.7%)
            Maricopa County PCRB
     2,200     Series 1984E (CRE)                                 4.15       12/01/14           2,200
    28,235     Series 1985A (CRE)                                 4.15        8/01/15          28,235
    24,800     Series 1994A (CRE)                                 4.15        7/01/14          24,800
            Arkansas (0.6%)
     8,400  Univ. of Arkansas RB, Series 1994 (CRE)               4.35       12/01/19           8,400
            California (1.0%)
     3,000  Covina Redevelopment Agency MFH RB,
               Series 1994A (CRE)                                 4.15       12/01/15           3,000
     1,100  Foothill/Eastern Transportation Corridor Agency RB,
               Series 1995D (CRE)                                 4.00        1/02/35           1,100
     3,615  Los Angeles County Housing Auth. MFH RB,
               Series 1994B (CRE)                                 4.15        9/01/18           3,615
     7,900  San Diego MFH RB, Series 1993A (CRE)                  4.25       12/01/15           7,900
            Colorado (0.9%)
     6,860  Commerce City Golf Enterprise RB,
               Series 1994 (CRE)                                  4.20       11/01/21           6,860
     6,320  Denver City and County MFH RB, Series 1985 (CRE)      4.00       12/01/09           6,320
            Florida (5.7%)
     1,900  Atlantic Beach Improvement and Refunding RB,
               Series 1994B (CRE)                                 3.95       10/01/24           1,900
       665  Broward County Housing Finance Auth. MFH RB,
               Series 1990 (CRE)                                  4.25       10/01/07             665
     5,400  City of Gulf Breeze RB, Series 1995A (CRE)            4.15        3/31/21           5,400
       700  Dade County Aviation Facilities RB,
               Series 1984A (CRE)                                 4.30       10/01/09             700
     3,145  Dade County MFH RB, Series 1993-1 (CRE)               4.35        2/01/28           3,145
            Housing Finance Agency MFH RB
    12,000     Series 1985 EE (CRE)                               4.35        9/01/08          12,000
       400     Series 1985GGG (CRE)                               4.20       12/01/08             400
     9,000     Series 1985MM (CRE)                                4.15       11/01/07           9,000
    17,200     Series 1985U (CRE)                                 4.35        7/01/08          17,200
     7,710     Series 1990D (CRE)                                 4.25       12/01/09           7,710
     2,500  Jacksonville Hospital RB, Series 1988 (CRE)           4.25        2/01/18           2,500
    11,900  Laurel Club COP, Series 1996A (CRE)                   4.20        6/01/25          11,900
    11,000  Palm Beach County Housing Finance Auth. MFH RB,
               Series 1988D (CRE)                                 4.20       11/01/07          11,000
       500  Palm Beach County IDRB, Series 1990 (CRE)             4.15        5/01/02             500
       600  Southeast Volusia Hospital RB, Series 1995 (CRE)      4.10        5/01/22             600
     1,300  St. Johns County IDA RB, Series 1997 (CRE)            4.15        5/01/09           1,300
            Georgia (2.1%)
     4,000  Atlanta Urban Residential Finance Auth. MFH RB,
               Series 1988A (CRE)                                 4.20       12/01/08           4,000
     6,655  Clayton County MFH RB, Series 1989 (CRE)              4.15       11/01/06           6,655
            Fulton County Housing Auth. MFH RB
     4,470     Series 1994B (CRE)                                 4.25       10/01/25           4,470
     3,600     Series 1996 (CRE)                                  4.20        8/01/26           3,600
            Marietta Housing Auth. MFH RB
     3,000     Series 1993 (CRE)                                  4.20       10/01/26           3,000
     6,425     Series 1994 (CRE)                                  4.20        7/01/24           6,425
     3,235  Peachtree Development Auth. RB, Series 1988 (CRE)     4.30        7/01/10           3,235
            Illinois (3.9%)
     2,820  Arlington Heights MFH RB, Series 1997 (CRE)           4.65        5/01/24           2,820(f)
     5,930  Chicago RB, Series 1997 (CRE)                         4.10        4/01/27           5,930
     2,500  Chicago Tax Increment Allocation RB,
               Series 1996B (CRE)                                 4.10       12/01/14           2,500
     6,775  Des Plaines IDRB, Series 1997A (CRE)                  4.15       11/01/15           6,775
            Development Finance Auth. MFH RB
     7,400     Series 1991 (CRE)                                  4.65       10/01/25           7,400
    14,700     Series 1993 (CRE)                                  4.25       12/01/13          14,700
    18,500  Village of Lisle MFH RB (CRE)                         4.10       12/15/25          18,500
            Indiana (0.3%)
     4,750  Indianapolis Economic Development RB,
               Series 1997 (CRE)                                  4.25        5/01/18           4,750
            Kansas (0.1%)
     2,200  Wichita Health Systems RB, Series 1985XXV (CRE)       4.25       10/01/11           2,200
            Kentucky (4.5%)
     4,000  Fulton Hospital RB, Series 1985 (CRE)                 4.20        5/01/10           4,000
     9,490  Hancock County Industrial Building RB,
               Series 1991 (CRE)                                  4.30        7/01/11           9,490
     9,100  Jefferson County MFH RB, Series 1996 (CRE)            4.15       12/01/26           9,100
            Ohio County PCRB
    19,000     Series 1983 (CRE)                                  4.35        6/01/13          19,000
    26,000     Series 1985 (CRE)                                  4.65       10/01/15          26,000
            Louisiana (3.7%)
     1,400  Delhi Industrial Development Refunding RB,
               Series 1996                                        4.15       12/01/12           1,400
            Housing Finance Agency MFH RB
     7,010     Series 1988A (CRE)                                 4.35        1/01/26           7,010
     9,150     Series 1988B (CRE)                                 4.35       12/01/25           9,150
    24,385  Orleans Levee District Capital Recovery Funding RB,
               Series 1988A (CRE)                                 4.35       10/01/17          24,385
     5,000  Public Facilities Auth. IDRB, Series 1996 (CRE)       4.30       12/01/14           5,000
     8,700  Public Facilities Auth. MFH RB, Series 1988 (CRE)     4.25       12/01/13           8,700
            Maryland (0.4%)
     6,000  Baltimore IDA RB, Series 1986 (CRE)                   4.30        8/01/16           6,000
            Massachusetts (0.4%)
     5,815  Industrial Finance Agency RB, Series 1997 (CRE)       3.93        5/01/27           5,815
            Michigan (0.6%)
     2,900  Detroit Downtown Development Auth. RB (CRE)           4.25       12/01/10           2,900
     5,300  Grand Rapids IDRB (CRE)                               4.10        1/01/10           5,300
     1,200  Jackson County Economic Development Corp. RB,
               Series 1984 (CRE)                                  4.18       10/01/14           1,200
            Minnesota (0.5%)
     4,200  Hastings Hospital RB, Series 1988 (CRE)               4.20       11/01/13           4,200
     4,005  St. Cloud Minnesota Housing and Redevelopment
               Auth. RB, Series 1997 (CRE)                        4.35        3/01/22           4,005
            Mississippi (0.3%)
     4,765  Hinds County Urban Renewal RN, Series 1991 (CRE)      4.30        1/01/07           4,765
            Missouri (1.8%)
            Clayton IDA RB
     5,925     Series 1994A (CRE)                                 4.30       12/01/06           5,925
     5,975     Series 1994B (CRE)                                 4.30        2/01/07           5,975
     8,275     Series 1995C (CRE)                                 4.30        5/01/05           8,275
     2,700  St. Louis IDA RB, Series 1997 (CRE)                   4.40        8/30/99           2,700
     5,000  St. Louis County MFH RB, Series 1986 (CRE)            4.10       12/01/25           5,000
            New Hampshire (0.1%)
     1,085  Housing Finance Auth. MFH RB, Series 1990 (CRE)       4.25        7/01/06           1,085
            New Mexico (1.8%)
    19,900  Farmington PCRB, Series 1994A (CRE)                   4.15       11/01/13          19,900
     7,441  Finance Auth. Administrative Fee RB,
               Series 1997A (CRE)                                 4.10        1/01/07           7,441
            Ohio (0.7%)
     6,000  Clark County IDA RB (CRE)                             4.36       12/01/10           6,000
     4,800  Stark County IDRB, Series 1984 (CRE)                  4.25        9/01/01           4,800
            Oklahoma (1.7%)
    20,000  Muskogee Industrial Trust PCRB, Series 1997A          4.20        6/01/27          20,000
            Muskogee Industrial Trust RB
     2,960     Series 1985, Muskogee Mall Project (CRE)           4.25       12/01/15           2,960
     2,600     Series 1985, Warmack-Muskogee Project (CRE)        4.25       12/01/15           2,600
            Oregon (3.5%)
            Medford Hospital Facilities Auth. RB
    11,200     Series 1985 (CRE)                                  4.25       12/01/15          11,200
    13,550     Series 1991 (CRE)                                  4.25        5/01/21          13,550
    27,555     Series 1997 (CRE)                                  4.25        5/15/27          27,555
            Pennsylvania (7.8%)
     6,250  East Hempfield Township IDA RB, Series 1997 (CRE)     4.20        8/15/17           6,250
    75,100  Harrisburg Auth. RB, Series 1996 (CRE)                4.15        7/01/21          75,100(f)
    35,500  Northeastern Hospital and Education Auth. RB,
               Series 1996 (CRE)                                  4.15        7/01/26          35,500
            Tennessee (1.1%)
     1,800  Maryville IDB Education RB, Series 1997B (CRE)        4.35        8/01/02           1,800
    14,205  Nashville and Davidson County Industrial
               Development Board RB, Series 1995 (CRE)            4.35       11/01/12          14,205
            Texas (4.2%)
       100  Amarillo Health Facilities Corp. RB,
               Series 1996A (CRE)                                 4.15        8/15/06             100
            Bexar County Housing Finance Corp. MFH RB
     1,100     Series 1988A (CRE)                                 4.20        8/01/06           1,100
       300     Series 1988B (CRE)                                 4.20        6/01/05             300
    14,200  Comal County Health Facilities Development Corp. RB,
               Series 1997 (CRE)                                  4.20        2/01/27          14,200
       100  Desoto IDA RB, Series 1989 (CRE)                      4.05       12/01/16             100
       100  Euless IDA RB, Series 1985 (CRE)                      4.15       12/01/15             100
     7,100  Georgetown Health Facilities Development Corp. RB,
               Series 1997B (CRE)                                 4.20        7/01/22           7,100
     3,400  Harris County Housing Finance Corp. MFH RB,
               Series 1988A (CRE)                                 4.15        6/01/05           3,400
     4,500  Matagorda County Hospital District RB,
               Series 1988 (CRE)                                  4.35        8/01/18           4,500
     2,500  Metropolitan Higher Education Auth. RB,
               Series 1984 (CRE)                                  4.35       12/01/04           2,500
        70  North Central Health Facilities Development
               Corp. RB, Series 1989 (CRE)                        4.15       12/01/98              70
     2,600  Port Arthur Navigation District IDC PCRB,
               Series 1985 (CRE)                                  3.95        5/01/03           2,600
            Tarrant County Housing Finance Corp. MFH RB
     8,200     Series 1985 (CRE)                                  4.25       12/01/25           8,200
    13,600     Series 1994 (CRE)                                  4.25       11/01/07          13,600
     2,775  Travis County Housing Finance Corp. MFH RB,
               Series 1985 (CRE)                                  4.20       12/01/07           2,775
       100  Trinity River IDA RB, Series 1994 (CRE)               4.18       11/01/14             100
     2,800  Victoria Health Facilities Development Corp. RB,
               Series 1997 (CRE)                                  4.20        9/01/27           2,800
            Utah (0.8%)
       340  Ogden City IDRB, Series 1984 (CRE)                    4.15       12/01/14             340
     8,000  Ogden City Industrial Development Refunding Bonds,
               Series 1986 (CRE)                                  4.00        9/01/13           8,000
     3,800  Provo Housing MFH RB, Series 1987A (CRE)              4.30       12/01/10           3,800
            Vermont (1.0%)
    15,645  Educational and Health Buildings Financing
               Agency RB, Series 1997-2 (CRE)                     4.15       12/01/27          15,645
            Virginia (1.4%)
     2,365  Henrico County IDA RB, Series 1986C                   4.10        7/15/16           2,365
    18,400  Loudoun County IDA Residential Care Facility RB,
               Series 1994B (CRE)                                 4.35       11/01/24          18,400
       700  Prince William County IDA RB, Series 1988 (CRE)       4.17        6/30/04             700
        15  Richmond Redevelopment and Housing Auth. RB,
               Series 1995 (CRE)                                  4.05        4/01/29              15
            Washington (2.5%)
     6,800  Housing Finance Commission MFH RB,
               Series 1988 (CRE)                                  4.10        1/01/10           6,800
     2,025  Port of Benton Economic Development Corp. RB,
               Series 1989 (CRE)                                  4.35       11/01/05           2,025
     3,500  Port of Vancouver RB, Series 1984A (CRE)              4.25       12/01/09           3,500
     1,873  Seattle IDA RB, Series 1989-I, Lot 1 (CRE)            4.55        8/01/04           1,873
    23,600  Student Loan Finance Association RB,
               Series 1985-2nd (CRE)                              4.05        1/01/01          23,600
            West Virginia (0.1%)
     1,400  Marshall County Refunding RB, Series 1997             4.00        3/01/09           1,400
                                                                                           ----------
            Total variable rate demand notes (cost: $874,709)                                 874,709
                                                                                           ----------


                                                   Put Bonds (20.6%)
            Arkansas (0.2%)
     3,000  Development Finance Auth. SFH RB, Series 1996G        3.70        7/01/17           3,000
            California (3.9%)
            Higher Education Loan Auth. RB
    20,825     Series 1987A (CRE)                                 3.95        6/01/01          20,825
     7,750     Series 1987B (CRE)                                 4.00        7/01/02           7,750
     5,000     Series 1992D (CRE)                                 3.80        4/01/00           5,000
    25,000  Student Education Loan Marketing Corp. RB,
               Series 1993A (CRE)                                 3.85       11/01/02          25,000
            Connecticut (0.2%)
     3,000  Development Auth. Airport Facility RB,
               Series 1993A (CRE)                                 5.80       10/01/25           3,000
            District of Columbia (0.5%)
     7,000  District of Columbia RB, Series 1985 (CRE)            4.10        7/01/04           7,005
            Florida (2.2%)
            St. Lucie County PCRB
    17,000     Series 1992                                        3.75        5/01/27          17,000
    17,000     Series 1994B                                       3.75        5/01/27          17,000
            Illinois (4.1%)
     5,000  Decatur Water RB, Series 1985 (CRE)                   3.65        5/01/15           5,000
            Health Facilities Auth. RB
     7,000     Series 1985B                                       3.75        8/15/15           7,000
     8,000     Series 1990A (CRE)                                 3.80        2/01/19           8,000
    14,000     Series 1992                                        3.70        1/01/26          14,000
    20,000     Series 1995                                        4.00        6/01/30          20,000
     8,000     Series 1996                                        3.90        8/15/30           8,000
            Kentucky (0.4%)
     5,500  Lexington-Fayette Urban County RB,
               Series 1987 (CRE)                                  3.90        4/01/15           5,500
            Massachusetts (1.3%)
    19,600  Boston Univ. Health and Educational
               Facilities Auth. RB, Series 1985H (CRE)            3.80       12/01/29          19,600
            Minnesota (0.4%)
     6,405  State Housing Finance Agency, Series 1995K            3.60        1/01/17           6,405
            Montana (0.7%)
    10,000  Board of Investments Municipal Finance
               Consolidation Act Bonds, Series 1997               3.65        3/01/17          10,000
            New Hampshire (0.5%)
     7,205  IDA Resources Recovery RB, Series 1985 (CRE)          3.90        7/01/07           7,205
            New Mexico (0.5%)
     7,095  Mortgage Finance Auth. RB, Series 1997D               3.88        7/01/28           7,095
            North Carolina (0.6%)
            Wake County Industrial Facilities PCRB
     2,000     Series 1990B (CRE)                                 3.85        6/15/14           2,000
     6,900     Series 1990B (CRE)                                 3.70        6/15/14           6,900
            Pennsylvania (2.8%)
     6,360  Ferguson Industrial and Commercial
               Development Auth. RB, Series 1981                  4.00       11/01/06           6,360
    34,600  Philadelphia GO CP, Series 1990 (CRE)                 3.75        8/01/20          34,600
       840  Philadelphia IDA IDRB, Series 1981                    4.00       11/01/06             840
     1,010  Philadelphia IDA PCRB, Series 1981                    4.00       11/01/06           1,010
            Virginia (0.5%)
     7,800  Fairfax County Hospital IDA RB, Series 1993B          3.70        8/15/25           7,800
            West Virginia (1.3%)
    19,500  Grant County PCRB, Series 1994                        3.65        9/01/24          19,500
            Wisconsin (0.4%)
     6,500  Health and Educational Facilities Auth. RB,
               Series 1988A (CRE)                                 3.70        3/01/17           6,500
            Wyoming (0.1%)
     2,225  Rock Springs IDRB, Series 1992 (CRE)                  3.80        3/02/02           2,225
                                                                                           ----------
            Total put bonds (cost: $311,120)                                                  311,120
                                                                                           ----------


                                           Fixed Rate Instruments (20.4%)
            California (2.6%)
    10,900  Antioch Unified School District GO TRAN,
               Series 1997                                        4.25        6/30/98          10,929
     8,940  East Side Union High School District GO               4.25        7/01/98           8,964
    10,000  Long Beach GO TRAN, Series 1996-97                    4.75       10/09/97          10,001
     3,330  Rocklin Unified School District GO TRAN               4.45        9/10/98           3,347
     2,210  Santa Barbara County GO TRAN, Series 1996A            4.75       10/01/97           2,210
     4,130  Tahoe Truckee Unified School District GO TRAN,
               Series 1997                                        4.45        9/10/98           4,150
            District of Columbia (0.6%)
     9,000  District of Columbia GO, Series 1997A (CRE)           3.98        9/30/98           9,000
            Georgia (0.5%)
     5,500  Burke County Development Auth. PCRB,
               Series 1997A (CRE)                                 3.60       12/01/97           5,500
     1,870  Municipal Electric Auth. RB, Series A (CRE)           5.50        1/01/98           1,878
            Iowa (1.0%)
    15,000  State School Cash Anticipation Program Warrants,
               Series B (CRE)                                     4.25        1/30/98          15,015
            Kansas (0.7%)
    10,880  Development Finance Auth. RB, Series 1996K-1          3.85       10/01/97          10,880
            Maine (0.4%)
     6,000  Cumberland County GO TAN                              4.25       12/31/97           6,008
            Massachusetts (4.6%)
     3,780  Fall River GO BAN (CRE)                               4.25        8/14/98           3,791
    15,000  Gloucester BAN                                        4.00        8/07/98          15,015
            Massachusetts Bay Transportation Auth. Notes
     4,850     Series 1997A                                       4.25        2/27/98           4,856
    15,000     Series 1997B                                       4.50        9/04/98          15,083
     5,000  Methuen GO BAN                                        4.00       12/18/97           5,003
     2,600  New Bedford RAN (CRE)                                 4.30        6/30/98           2,607
     7,500  Springfield GO BAN (CRE)                              4.30       11/07/97           7,504
     5,000  Springfield GO BAN (CRE)                              4.10       11/21/97           5,003
     3,000  Springfield GO BAN (CRE)                              4.40        6/26/98           3,009
     7,000  Springfield GO BAN (CRE)                              4.40        9/04/98           7,031
            Minnesota (0.4%)
     2,105  Fridley ISD Number 014 GO, Series 1997 (CRE)          3.85        2/07/98           2,107
     3,900  School District Tax and Aid TAN, Series 1987A (CRE)   3.75        2/13/98           3,901
            Missouri (0.8%)
    11,000  State Health and Educational Facilities
               Auth. School District Notes, Series 1997           4.50        9/14/98          11,060
            New Jersey (1.3%)
    10,000  Jersey City BAN                                       4.38        9/18/98          10,045
    10,000  Jersey City School Promissory Notes                   4.13        3/06/98          10,016
            New York (0.9%)
     2,500  New Rochelle City School District GO TAN,
               Series 1997                                        4.25        6/30/98           2,507
     1,975  Sullivan County GO BAN, 2nd Series 1997C (CRE)        4.25        3/19/98           1,980
     9,500  Sullivan County GO TAN, 2nd Series 1997B (CRE)        4.00        3/19/98           9,512
            North Carolina (0.3%)
     4,000  High Point BAN, Series 1997A                          3.90        3/11/98           4,000
            Ohio (0.6%)
     5,350  Dublin School District GO, Series 1997                4.33        5/13/98           5,360
     4,180  Mason City School District GO BAN, Series 1997A       4.15        3/20/98           4,186
            Oregon (0.7%)
    10,935  Klamath Falls Electric RB, Series 1986B               4.50        5/01/23(a)       10,974
            Pennsylvania (1.1%)
     3,500  Berks County GO TRAN, Series 1997 (CRE)               4.38       12/31/97           3,506
    12,500  Philadelphia School District TRAN,
               Series 1997-1998 (CRE)                             4.50        6/30/98          12,548
            South Carolina (0.4%)
     2,910  Piedmont Municipal Power Agency RB,
               Series B (CRE)                                     5.00        1/01/98           2,919
     3,500  Spartanburg County School District #6 GO (CRE)        4.75        4/01/98           3,516
            Texas (1.0%)
    15,000  Houston Water and Sewer Systems RB, Series A          3.65       10/01/97          15,000
            Utah (1.5%)
    22,500  GO Highway CP Notes                                   3.80       10/07/97          22,500
            Washington (0.6%)
     6,500  King County Sewer CP, Series 1996A                    3.80       10/08/97           6,500
     2,000  Seattle GO, Series 1996E                              3.60       10/01/97           2,000
            Wisconsin (0.4%)
     6,000  Kaukauna Area School District GO BAN                  4.35        2/26/98           6,005
                                                                                           ----------
            Total fixed rate instruments (cost: $306,926)                                     306,926
                                                                                           ----------
            Total investments (cost: $1,492,755)                                           $1,492,755
                                                                                           ==========

                                      Portfolio Summary By Industry
                                      -----------------------------
                            Housing - Multi-Family                     18.5%
                            General Obligations                        14.9
                            Electric Power                             14.3
                            Hospitals                                   9.7
                            Education                                   6.0
                            Retirement Homes                            5.2
                            Student Loan                                4.4
                            Finance - Municipal                         4.1
                            Special Assessment/Tax/Fee                  2.1
                            Hotel/Motel                                 1.7
                            Buildings                                   1.5
                            Manufacturing - Diversified Industries      1.3
                            Transportation - Miscellaneous              1.3
                            Housing - Single-Family                     1.1
                            Water/Sewer                                 1.0
                            Other                                      11.9
                                                                       ----
                            Total                                      99.0%
                                                                       ====

                               Portfolio Summary By State
                               --------------------------
 Alabama                .8%      Arizona          3.7%     Arkansas          .8%
 California            7.5       Colorado          .9      Connecticut       .2
 District of Columbia  1.1       Florida          8.0      Georgia          2.6
 Illinois              8.0       Indiana           .3      Iowa             1.0
 Kansas                 .9       Kentucky         4.8      Louisiana        3.7
 Maine                  .4       Maryland          .4      Massachusetts    6.3
 Michigan               .6       Minnesota        1.4      Mississippi       .3
 Missouri              2.6       Montana           .7      New Hampshire     .5
 New Jersey            1.3       New Mexico       2.3      New York          .9
 North Carolina         .8       Ohio             1.3      Oklahoma         1.7
 Oregon                4.2       Pennsylvania    11.7      South Carolina    .4
 Tennessee             1.1       Texas            5.2      Utah             2.3
 Vermont               1.0       Virginia         1.9      Washington       3.1
 West Virginia         1.4       Wisconsin         .8      Wyoming           .1
                                                                           ----
                                                           Total           99.0%
                                                                           ====

Notes to Portfolios of Investments in Securities


September 30, 1997
(Unaudited)

General Notes
Values of securities  are  determined by procedures  and practices  discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets.

Specific Notes
(a) Prerefunded to various dates prior to maturity at the call price.

(b) Zero Coupon security. Rate represents the effective yield at date of purchase. For the Long-Term, Intermediate-Term, and Short-Term Funds, these securities represented 1.8%, 9.5%, and 3.1% of the Funds' net assets, respectively.

(c) At September 30, 1997, the cost of securities purchased on a delayed delivery basis for the Long-Term and Intermediate-Term Funds was $9,231,600 and $8,526,423, respectively.

(d) Rate changes periodically and is subject to a floor of 6% and a ceiling of 12%.

(e) Illiquid securities valued using methods determined by a pricing service under general supervision of the Board of Directors. These securities represented .6% and 2.4% of the Intermediate-Term and Short-Term Funds' net assets, respectively.

(f) These securities were purchased within the terms of a private placement memorandum and are subject to a seven day demand feature. Under procedures adopted by the Board of Directors, the adviser has determined that these securities are liquid. At September 30, 1997, these securities represents 5.2% of the Tax Exempt Money Market Fund's net assets.

(g) At September 30, 1997, these securities were segregated to cover delayed delivery purchases.

See accompanying notes to financial statements.

Statements of Operations
(In Thousands)

Six-month period ended September 30, 1997
(Unaudited)

                                                                                            Tax Exempt
                                         Long-Term       Intermediate-     Short-Term      Money Market
                                           Fund            Term Fund          Fund             Fund
                                           ----            ---------          ----             ----

Net investment income:
   Interest income                       $   58,528        $   52,768        $  20,707       $  29,463
                                         ----------        ----------        ---------       ---------
   Expenses:
      Management fees                         2,683             2,519            1,159           2,143
      Transfer agent's fees                     494               506              293             463
      Custodian's fees                          117               129               85             183
      Postage                                    46                42               30              48
      Shareholder reporting fees                 19                21               19              39
      Directors' fees                             2                 2                2               2
      Registration fees                          66                58               30              31
      Professional fees                          16                16               16              16
      Other                                      30                20               14              22
                                         ----------        ----------        ---------       ---------
         Total expenses                       3,473             3,313            1,648           2,947
                                         ----------        ----------        ---------       ---------
            Net investment income            55,055            49,455           19,059          26,516
                                         ----------        ----------        ---------       ---------
Net realized and unrealized gain on
  investments:
      Net realized gain                       2,139               245               15           -
      Change in net unrealized
         appreciation/depreciation           76,797            59,227            9,975           -
                                         ----------        ----------        ---------       ---------
            Net realized and
               unrealized gain               78,936            59,472            9,990           -
                                         ----------        ----------        ---------       ---------
Increase in net assets resulting
   from operations                       $  133,991        $  108,927        $  29,049       $  26,516
                                         ==========        ==========        =========       =========


See accompanying notes to financial statements.

Statements of Changes in Net Assets
(In Thousands)

Six-month period ended September 30, 1997 and Year ended March 31, 1997 (Unaudited)

                                     Long-Term           Intermediate-Term          Short-Term              Tax Exempt
                                        Fund                   Fund                    Fund              Money Market Fund
                                        ----                   ----                    ----              -----------------
                                9/30/97      3/31/97    9/30/97     3/31/97     9/30/97     3/31/97     9/30/97     3/31/97
                                -------      -------    -------     -------     -------     -------     -------     -------
From operations:
  Net investment income        $   55,055  $  109,721  $   49,455  $   95,423  $   19,059  $   35,963  $   26,516  $   48,817
  Net realized gain (loss) on
    investments                     2,139       4,215         245       3,806          15        (208)        -           -
  Change in net unrealized
    appreciation/depreciation
    of investments                 76,797       3,331      59,227      (4,710)      9,975        (453)        -           -
                               ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    Increase in net assets
      resulting from operations   133,991     117,267     108,927      94,519      29,049      35,302      26,516      48,817
                               ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Distributions to shareholders
  from:
  Net investment income           (55,055)   (109,721)    (49,455)    (95,423)    (19,059)    (35,963)    (26,516)    (48,817)
                               ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
From capital share transactions:
  Proceeds from shares sold       314,311     683,750     161,461     236,450     181,143     274,306     813,785   1,866,489
  Shares issued for dividends
    reinvested                     38,539      77,355      38,035      73,396      15,879      29,997      25,194      45,985
  Cost of shares redeemed        (272,609)   (750,331)   (113,792)   (243,297)   (149,893)   (272,765)   (897,448) (1,876,016)
                               ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease) in net
      assets from capital share
      transactions                 80,241      10,774      85,704      66,549      47,129      31,538     (58,469)     36,458
                               ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Net increase (decrease) in net
  assets                          159,177      18,320     145,176      65,645      57,119      30,877     (58,469)     36,458
Net assets:
  Beginning of period           1,822,436   1,804,116   1,725,684   1,660,039     804,897     774,020   1,565,634   1,529,176
                               ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
  End of period                $1,981,613  $1,822,436  $1,870,860  $1,725,684  $  862,016  $  804,897  $1,507,165  $1,565,634
                               ==========  ==========  ==========  ==========  ==========  ==========  ==========  ==========
Change in shares outstanding:
  Shares sold                      23,290      51,727      12,414      18,461      17,022      25,924     813,785   1,866,489
  Shares issued for dividends
    reinvested                      2,841       5,837       2,916       5,731       1,491       2,835      25,194      45,985
  Shares redeemed                 (20,155)    (56,684)     (8,759)    (19,015)    (14,094)    (25,787)   (897,448) (1,876,016)
                               ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease) in
       shares outstanding           5,976         880       6,571       5,177       4,419       2,972     (58,469)     36,458
                               ==========  ==========  ==========  ==========  ==========  ==========  ==========  ==========
Authorized shares of $.01 par
  value                           175,000     175,000     170,000     170,000     135,000     135,000   2,600,000   2,600,000
                               ==========  ==========  ==========  ==========  ==========  ==========  ==========  ==========

See accompanying notes to financial statements.

Notes to Financial Statements


September 30, 1997
(Unaudited)

(1)   Summary of Significant Accounting Policies
USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of ten separate funds. The information presented in this semiannual report pertains only to the Long-Term Fund, Intermediate-Term Fund, Short-Term Fund, and Tax Exempt Money Market Fund (the Funds). The Funds have a common objective of providing investors with interest income that is exempt from federal income tax. The Tax Exempt Money Market Fund has a further objective of preserving capital and maintaining liquidity.

A. Security valuation -- Investments in the Long-Term, Intermediate-Term, and Short-Term Funds are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgement, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods which include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions. Securities which are not valued by the Service, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Directors. Securities purchased with maturities of 60 days or less and, pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended, all securities in the Tax Exempt Money Market Fund, are stated at amortized cost which approximates market value.

B. Federal taxes -- Each Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. Investments in securities -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and original issue discounts are amortized over the life of the respective securities. Market discounts are not amortized. Any ordinary income related to market discounts is recognized upon disposition of the securities.

D. Use of estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) Lines of Credit
The Funds participate with other USAA funds in two joint short-term revolving loan agreements totaling $850 million, one with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($750 million uncommitted), and one with NationsBank of Texas, N.A. ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under its agreement with CAPCO, each Fund may borrow from CAPCO an amount up to 5% of its total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with NationsBank, each Fund may borrow from NationsBank an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of its total assets at NationsBank's borrowing rate plus a markup. During the six-month period ended September 30, 1997, the Long-Term Fund had six borrowings, averaging $5.6 million with an average length of two days, and incurred $8,719 in interest expense. The Intermediate-Term, Short-Term, and Tax Exempt Money Market Funds had no borrowings under either of these agreements during the period.

(3)   Distributions
Net investment income is accrued daily as dividends and distributed to shareholders monthly. All net investment income available for distribution was distributed at September 30, 1997.

Distributions of realized gains from security transactions not offset by capital losses are made in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At September 30, 1997, the Long-Term, Intermediate-Term, and Short-Term Funds had capital loss carryovers for federal income tax purposes of approximately $44,986,000, $2,784,000, and $3,593,000, respectively, which, if not offset by subsequent capital gains will expire between 2000-2005. It is unlikely that the Board of Directors of the Company will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4)   Investment Transactions
Purchases and sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 1997 were as follows:

               Long-Term                 Intermediate-                Short-Term
                  Fund                     Term Fund                     Fund
                  ----                     ---------                     ----
Purchases    $393,886,744                 $154,813,988               $92,248,831
Sales        $319,808,436                 $ 94,123,250               $42,518,181

Purchases and sales/maturities of securities for the six-month period ended September 30, 1997 for the Tax Exempt Money Market Fund were $2,771,135,912 and $2,832,437,700, respectively.

Gross unrealized appreciation and depreciation of investments at September 30, 1997 was as follows:
                  Long-Term                Intermediate-             Short-Term
                    Fund                     Term Fund                  Fund
                    ----                     ---------                  ----
Appreciation     $161,194,475              $111,920,637             $15,694,825
Depreciation         (643,831)                     (145)                   (936)
                 ------------              ------------             -----------
  Net            $160,550,644              $111,920,492             $15,693,889
                 ============              ============             ===========

(5)   Transactions with Manager
A. Management fees -- The investment policies of the Funds and the management of the Funds' portfolios are carried out by USAA Investment Management Company (the Manager). Management fees are computed at .28% of the average annual net assets of each Fund.

B. Transfer agent's fees -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Funds based on an annual charge of $26 per shareholder account plus out-of-pocket expenses.

C. Underwriting services -- The Manager provides exclusive underwriting and distribution of the Funds' shares on a continuing best efforts basis. The Manager receives no commissions or fees for this service.

(6)  Transactions with Affiliates
USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At September 30, 1997, the Association and its affiliates owned 4,749,309 shares (3.4%) of the Intermediate-Term Fund.

Certain directors and officers of the Funds are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Funds.

Notes to Financial Statements (continued)
Long-Term Fund

September 30, 1997
(Unaudited)

(7)   Financial Highlights
Per share operating performance for a share outstanding throughout each period is as follows:

                         Six-Month
                       Period Ended
                       September 30,                         Year Ended March 31,
                                         -----------------------------------------------------------
                           1997          1997          1996          1995          1994         1993
                           ----          ----          ----          ----          ----         ----
Net asset value
   at beginning
   of period          $      13.22   $      13.17  $      12.96  $      13.20  $      14.21  $      13.54
Net investment
   income                      .39            .79           .79           .79           .81           .88
Net realized
   and unrealized
   gain (loss)                 .55            .05           .21          (.16)         (.44)          .75
Distributions from
   net investment
   income                     (.39)          (.79)         (.79)         (.78)         (.82)         (.88)
Distributions
   of realized
   capital gains           -              -             -                (.09)         (.56)         (.08)
                      ------------   ------------  ------------  ------------  ------------  ------------
Net asset value at
   end of period      $      13.77   $      13.22  $      13.17  $      12.96  $      13.20  $      14.21
                      ============   ============  ============  ============  ============  ============
Total return (%) *            7.19           6.51          7.88          5.07          2.36         12.46
Net assets
   at end of
   period (000)       $  1,981,613   $  1,822,436  $  1,804,116  $  1,774,643  $  1,831,693  $  1,882,882
Ratio of expenses
   to average
   net assets (%)              .36(a)         .37           .37           .38           .38           .39
Ratio of net
   investment
   income to
   average net
   assets (%)                 5.75(a)        5.95          5.99          6.23          5.69          6.35
Portfolio
   turnover (%)              17.02          40.78         53.25         64.72        109.28         88.27


(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
* Assumes reinvestment of all dividend income and capital gains distributions during the period.

Notes to Financial Statements (continued)
Intermediate-Term Fund

September 30, 1997
(Unaudited)

(7)   Financial Highlights (continued)
Per share operating performance for a share outstanding throughout each period is as follows:

                         Six-Month
                       Period Ended
                       September 30,                         Year Ended March 31,
                                         ------------------------------------------------------------
                           1997          1997          1996          1995          1994          1993
                           ----          ----          ----          ----          ----          ----
Net asset value
   at beginning
   of period         $      12.77   $      12.77  $      12.50   $      12.48  $      12.90  $      12.29
Net investment
   income                     .36            .72           .71            .69           .69           .74
Net realized
   and unrealized
   gain (loss)                .43        -                 .27            .05          (.29)          .61
Distributions from
   net investment
   income                    (.36)          (.72)         (.71)          (.69)         (.69)         (.74)
Distributions
   of realized
   capital gains          -              -             -                 (.03)         (.13)      -
                     ------------   ------------  ------------   ------------  ------------  ------------
Net asset value at
   end of period     $      13.20   $      12.77  $      12.77   $      12.50  $      12.48  $      12.90
                     ============   ============  ============   ============  ============  ============
Total return (%) *           6.24           5.80          7.97           6.16          3.06         11.29
Net assets
   at end of
   period (000)      $  1,870,860   $  1,725,684  $  1,660,039   $  1,529,750  $  1,559,183  $  1,374,159
Ratio of expenses
   to average
   net assets (%)             .37(a)         .37           .38            .40           .40           .42
Ratio of net
   investment
   income to
   average net
   assets (%)                5.50(a)        5.65          5.54           5.63          5.30          5.85
Portfolio
   turnover (%)              5.39          23.05         27.51          27.26         69.45         74.02


(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
  * Assumes reinvestment of all dividend income and capital gains distributions during the period.

Notes to Financial Statements (continued)
Short-Term Fund

September 30, 1997
(Unaudited)

(7)   Financial Highlights (continued)
Per share operating performance for a share outstanding throughout each period is as follows:

                         Six-Month
                       Period Ended
                       September 30,                         Year Ended March 31,
                                         ------------------------------------------------------------
                           1997          1997          1996          1995          1994          1993
                           ----          ----          ----          ----          ----          ----
Net asset value
   at beginning
   of period            $    10.57    $    10.57    $    10.47    $    10.48    $    10.63    $    10.48
Net investment
   income                      .25           .49           .50           .47           .45           .50
Net realized
   and unrealized
   gain (loss)                 .13         -               .10          (.01)         (.15)          .15
Distributions from
   net investment
   income                     (.25)         (.49)         (.50)         (.47)         (.45)         (.50)
                        ----------    ----------    ----------    ----------    ----------    ----------
Net asset value at
   end of period        $    10.70    $    10.57    $    10.57    $    10.47    $    10.48    $    10.63
                        ==========    ==========    ==========    ==========    ==========    ==========
Total return (%) *            3.59          4.70          5.83          4.51          2.87          6.37
Net assets
   at end of
   period (000)         $  862,016    $  804,897    $  774,020    $  801,157    $  995,624    $  862,182
Ratio of expenses
   to average
   net assets (%)              .40(a)        .41           .42           .42           .43           .43
Ratio of net
   investment
   income to
   average net
   assets (%)                 4.61(a)       4.60          4.73          4.50          4.25          4.75
Portfolio
   turnover (%)               6.39         27.67         35.99         32.61        101.67        138.20


(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
  * Assumes reinvestment of all dividend income distributions during the period.

Notes to Financial Statements (continued)
Tax Exempt Money Market Fund

September 30, 1997
(Unaudited)

(7)   Financial Highlights (continued)
Per share operating performance for a share outstanding throughout each period is as follows:

                         Six-Month
                       Period Ended
                       September 30,                         Year Ended March 31,
                                         -----------------------------------------------------------
                           1997          1997          1996          1995          1994         1993
                           ----          ----          ----          ----          ----         ----
Net asset value
   at beginning
   of period         $       1.00   $       1.00  $       1.00   $       1.00  $       1.00  $       1.00
Net investment
   income                     .02            .03           .04            .03           .02           .03
Distributions from
   net investment
   income                    (.02)          (.03)         (.04)          (.03)         (.02)         (.03)
                     ------------   ------------  ------------   ------------  ------------  ------------
Net asset value at
   end of period     $       1.00   $       1.00  $       1.00   $       1.00  $       1.00  $       1.00
                     ============   ============  ============   ============  ============  ============
Total return (%) *           1.75           3.30          3.65           2.98          2.31          2.89
Net assets
   at end of
   period (000)      $  1,507,165   $  1,565,634  $  1,529,176   $  1,456,747  $  1,569,760  $  1,501,098
Ratio of expenses
   to average
   net assets (%)             .39(a)         .39           .40            .39           .40           .40
Ratio of net
   investment
   income to
   average net
   assets (%)                3.46(a)        3.25          3.59           2.93          2.29          2.85


(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
 *  Assumes reinvestment of all dividend income distributions during the period.